Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW FUNDS INC
Entity Central Index Key	0000892071
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250374
Shareholder Report [Line Items]
Fund Name	TCW Central Cash Fund
Trading Symbol	TGCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Central Cash Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Central Cash Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Composite	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
AssetsNet	$ 4,250,556,393
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$4,250,556,393 # of Portfolio Holdings27 Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	40.7%
U.S. Government Agency Obligations	31.2%
Repurchase Agreement	28.2%
Money Market Investments	0.1%
Liabilities in Excess of Other Assets	(0.2%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills, 3.33%, due 11/25/25	10.3%
Bank of Montreal, 4.12%, due 11/03/25	7.1%
JP Morgan Securities, 4.14%, due 11/03/25	7.1%
Barclays Capital, Inc., 4.14%, due 11/03/25	7.1%
Bank of America NA, 4.14%, due 11/03/25	7.1%
U.S. Treasury Bills, 1.34%, due 11/06/25	6.6%
U.S. Treasury Bills, 2.41%, due 11/12/25	6.6%
U.S. Treasury Floating Rate Notes, 3.92%, due 04/30/26	4.7%
U.S. Treasury Bills, 0.15%, due 11/04/25	4.6%
U.S. Treasury Bills, 2.31%, due 11/18/25	3.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000263822
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
Class Name	Class I-3
Trading Symbol	TGCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Concentrated Large Cap Growth Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$16Footnote Reference+	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.87%	[2]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2025 was driven by positive sector allocation effects, primarily in the Information Technology, Energy and Materials sectors. The Fund maintained a balanced mix of offensive and defensive/less-correlated growth companies, which was particularly helpful amidst tariff-related volatility. More defensive positions were very helpful during the broad-market sell-off leading up to “Liberation Day” (April 2nd), while the more offensive positions benefited from the rebound that followed President Trump’s April 9th announcement of a 90-day pause on various reciprocal tariffs and a base 10% tariff for all countries. The Fund’s exposure to myriad secular themes (Pursuit of Artificial General Intelligence, increased cyber security threats, data becoming the oil of the information economy, continued digitization and electrification of the world) remained consistent over the past year and added to portfolio performance. The narrowness of stock market returns (“Magnificent 7*” contributed ~60% of S&P 500 returns over the one-year period) as well as the dichotomy in consumer spending data (high-end consumer continued to spend while the lower end consumer pulled in spending) were key topics during the period.

The unemployment rate remained low (~4%) but due to sticky inflation, tariff uncertainty, and choppy U.S. real GDP growth (-0.5% in 1Q and 3.8% in 2Q), the Fed announced its first rate cut of 2025 in September (25bps) and followed with another 25bps cut in October. The potential benefits from anticipated deregulation and the passage of the One Big Beautiful Bill (OBBB) led to consensus estimated next 12-month S&P 500 operating margins of 18.3% (an all-time high), an offset to S&P 500 multiples that are stretched relative to history.

*Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I-3	S&P 500 Index	Russell 1000® Growth Index
08/26/2025	$10,000	$10,000	$10,000
08/31/2025	$10,020	$9,992	$9,963
09/30/2025	$10,290	$10,357	$10,492
10/31/2025	$10,660	$10,600	$10,874

Average Annual Return [Table Text Block]
Name	Since Inception 8/26/25
Class I-3	6.60%
S&P 500 Index	6.44%
Russell 1000® Growth Index	9.41%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 774,788,429
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,377,127
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$774,788,429 # of Portfolio Holdings31 Portfolio Turnover Rate17% Total Advisory Fees Paid - Net$4,377,127
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	53.1%
Communication Services	13.3%
Financials	8.9%
Consumer Discretionary	7.8%
Health Care	7.1%
Industrials	6.0%
Consumer Staples	2.8%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	17.2%
Microsoft Corp.	7.5%
Alphabet, Inc., Class C	6.9%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.6%
ServiceNow, Inc.	4.8%
Meta Platforms, Inc.	4.2%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Crowdstrike Holdings, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017399
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
Class Name	Class I
Trading Symbol	TGCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Concentrated Large Cap Growth Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2025 was driven by positive sector allocation effects, primarily in the Information Technology, Energy and Materials sectors. The Fund maintained a balanced mix of offensive and defensive/less-correlated growth companies, which was particularly helpful amidst tariff-related volatility. More defensive positions were very helpful during the broad-market sell-off leading up to “Liberation Day” (April 2nd), while the more offensive positions benefited from the rebound that followed President Trump’s April 9th announcement of a 90-day pause on various reciprocal tariffs and a base 10% tariff for all countries. The Fund’s exposure to myriad secular themes (Pursuit of Artificial General Intelligence, increased cyber security threats, data becoming the oil of the information economy, continued digitization and electrification of the world) remained consistent over the past year and added to portfolio performance. The narrowness of stock market returns (“Magnificent 7*” contributed ~60% of S&P 500 returns over the one-year period) as well as the dichotomy in consumer spending data (high-end consumer continued to spend while the lower end consumer pulled in spending) were key topics during the period.

The unemployment rate remained low (~4%) but due to sticky inflation, tariff uncertainty, and choppy U.S. real GDP growth (-0.5% in 1Q and 3.8% in 2Q), the Fed announced its first rate cut of 2025 in September (25bps) and followed with another 25bps cut in October. The potential benefits from anticipated deregulation and the passage of the One Big Beautiful Bill (OBBB) led to consensus estimated next 12-month S&P 500 operating margins of 18.3% (an all-time high), an offset to S&P 500 multiples that are stretched relative to history.

*Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000® Growth Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,020	$10,030	$10,028
12/2015	$9,963	$9,872	$9,881
01/2016	$8,980	$9,382	$9,329
02/2016	$8,712	$9,369	$9,325
03/2016	$9,172	$10,005	$9,954
04/2016	$9,165	$10,043	$9,863
05/2016	$9,415	$10,224	$10,055
06/2016	$9,278	$10,250	$10,015
07/2016	$9,876	$10,628	$10,488
08/2016	$9,792	$10,643	$10,436
09/2016	$9,741	$10,645	$10,474
10/2016	$9,444	$10,451	$10,228
11/2016	$9,220	$10,838	$10,451
12/2016	$9,159	$11,052	$10,580
01/2017	$9,657	$11,262	$10,937
02/2017	$10,055	$11,709	$11,391
03/2017	$10,314	$11,723	$11,523
04/2017	$10,654	$11,843	$11,786
05/2017	$10,863	$12,010	$12,093
06/2017	$10,890	$12,085	$12,061
07/2017	$11,307	$12,333	$12,381
08/2017	$11,481	$12,371	$12,608
09/2017	$11,535	$12,626	$12,772
10/2017	$11,755	$12,921	$13,267
11/2017	$12,092	$13,317	$13,670
12/2017	$12,163	$13,465	$13,777
01/2018	$13,109	$14,236	$14,752
02/2018	$12,821	$13,711	$14,366
03/2018	$12,675	$13,363	$13,972
04/2018	$12,997	$13,414	$14,020
05/2018	$13,499	$13,737	$14,635
06/2018	$13,631	$13,822	$14,776
07/2018	$13,997	$14,336	$15,210
08/2018	$14,758	$14,803	$16,041
09/2018	$14,773	$14,887	$16,131
10/2018	$13,236	$13,870	$14,688
11/2018	$13,553	$14,153	$14,844
12/2018	$12,432	$12,875	$13,568
01/2019	$13,782	$13,906	$14,788
02/2019	$14,295	$14,353	$15,317
03/2019	$14,814	$14,632	$15,753
04/2019	$15,617	$15,224	$16,464
05/2019	$14,848	$14,257	$15,424
06/2019	$15,714	$15,262	$16,484
07/2019	$15,839	$15,481	$16,856
08/2019	$15,549	$15,236	$16,727
09/2019	$15,383	$15,521	$16,729
10/2019	$15,748	$15,857	$17,200
11/2019	$16,500	$16,433	$17,964
12/2019	$16,911	$16,928	$18,506
01/2020	$17,538	$16,922	$18,919
02/2020	$16,730	$15,529	$17,631
03/2020	$14,942	$13,611	$15,896
04/2020	$17,246	$15,356	$18,249
05/2020	$18,767	$16,087	$19,474
06/2020	$19,556	$16,407	$20,322
07/2020	$20,792	$17,332	$21,885
08/2020	$22,512	$18,578	$24,144
09/2020	$21,643	$17,872	$23,008
10/2020	$21,196	$17,397	$22,226
11/2020	$23,351	$19,301	$24,502
12/2020	$23,561	$20,043	$25,629
01/2021	$22,956	$19,841	$25,439
02/2021	$23,508	$20,388	$25,433
03/2021	$23,628	$21,281	$25,870
04/2021	$25,710	$22,416	$27,630
05/2021	$25,411	$22,573	$27,248
06/2021	$27,401	$23,100	$28,958
07/2021	$28,385	$23,649	$29,912
08/2021	$29,623	$24,368	$31,030
09/2021	$27,900	$23,234	$29,293
10/2021	$29,743	$24,862	$31,830
11/2021	$29,636	$24,690	$32,024
12/2021	$29,651	$25,797	$32,701
01/2022	$26,492	$24,462	$29,895
02/2022	$24,953	$23,729	$28,625
03/2022	$25,516	$24,610	$29,745
04/2022	$21,809	$22,464	$26,153
05/2022	$21,126	$22,505	$25,545
06/2022	$19,685	$20,648	$23,521
07/2022	$21,696	$22,552	$26,344
08/2022	$20,600	$21,632	$25,117
09/2022	$18,357	$19,640	$22,675
10/2022	$19,355	$21,230	$24,001
11/2022	$20,240	$22,416	$25,094
12/2022	$18,866	$21,125	$23,173
01/2023	$20,829	$22,452	$25,105
02/2023	$20,232	$21,904	$24,807
03/2023	$21,490	$22,708	$26,502
04/2023	$21,788	$23,063	$26,764
05/2023	$22,919	$23,163	$27,984
06/2023	$24,258	$24,693	$29,897
07/2023	$25,127	$25,487	$30,904
08/2023	$24,828	$25,081	$30,627
09/2023	$23,381	$23,885	$28,961
10/2023	$22,955	$23,383	$28,549
11/2023	$26,068	$25,518	$31,661
12/2023	$27,228	$26,678	$33,063
01/2024	$28,640	$27,126	$33,888
02/2024	$30,377	$28,574	$36,200
03/2024	$30,915	$29,494	$36,837
04/2024	$29,280	$28,289	$35,275
05/2024	$30,783	$29,692	$37,386
06/2024	$33,230	$30,757	$39,907
07/2024	$32,103	$31,132	$39,229
08/2024	$33,068	$31,887	$40,046
09/2024	$33,698	$32,568	$41,180
10/2024	$33,951	$32,272	$41,044
11/2024	$36,379	$34,167	$43,706
12/2024	$35,646	$33,352	$44,092
01/2025	$36,935	$34,281	$44,964
02/2025	$35,611	$33,834	$43,349
03/2025	$32,411	$31,928	$39,697
04/2025	$33,219	$31,711	$40,400
05/2025	$36,666	$33,707	$43,975
06/2025	$38,541	$35,421	$46,778
07/2025	$39,514	$36,216	$48,544
08/2025	$39,092	$36,950	$49,087
09/2025	$40,124	$38,299	$51,695
10/2025	$41,600	$39,196	$53,572

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	22.53%	14.44%	15.32%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Growth Index	30.52%	19.24%	18.27%

AssetsNet	$ 774,788,429
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,377,127
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$774,788,429 # of Portfolio Holdings31 Portfolio Turnover Rate17% Total Advisory Fees Paid - Net$4,377,127
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	53.1%
Communication Services	13.3%
Financials	8.9%
Consumer Discretionary	7.8%
Health Care	7.1%
Industrials	6.0%
Consumer Staples	2.8%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	17.2%
Microsoft Corp.	7.5%
Alphabet, Inc., Class C	6.9%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.6%
ServiceNow, Inc.	4.8%
Meta Platforms, Inc.	4.2%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Crowdstrike Holdings, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017400
Shareholder Report [Line Items]
Fund Name	TCW Concentrated Large Cap Growth Fund
Class Name	Class N
Trading Symbol	TGCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Concentrated Large Cap Growth Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2025 was driven by positive sector allocation effects, primarily in the Information Technology, Energy and Materials sectors. The Fund maintained a balanced mix of offensive and defensive/less-correlated growth companies, which was particularly helpful amidst tariff-related volatility. More defensive positions were very helpful during the broad-market sell-off leading up to “Liberation Day” (April 2nd), while the more offensive positions benefited from the rebound that followed President Trump’s April 9th announcement of a 90-day pause on various reciprocal tariffs and a base 10% tariff for all countries. The Fund’s exposure to myriad secular themes (Pursuit of Artificial General Intelligence, increased cyber security threats, data becoming the oil of the information economy, continued digitization and electrification of the world) remained consistent over the past year and added to portfolio performance. The narrowness of stock market returns (“Magnificent 7*” contributed ~60% of S&P 500 returns over the one-year period) as well as the dichotomy in consumer spending data (high-end consumer continued to spend while the lower end consumer pulled in spending) were key topics during the period.

The unemployment rate remained low (~4%) but due to sticky inflation, tariff uncertainty, and choppy U.S. real GDP growth (-0.5% in 1Q and 3.8% in 2Q), the Fed announced its first rate cut of 2025 in September (25bps) and followed with another 25bps cut in October. The potential benefits from anticipated deregulation and the passage of the One Big Beautiful Bill (OBBB) led to consensus estimated next 12-month S&P 500 operating margins of 18.3% (an all-time high), an offset to S&P 500 multiples that are stretched relative to history.

*Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	S&P 500 Index	Russell 1000® Growth Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,018	$10,030	$10,028
12/2015	$9,960	$9,872	$9,881
01/2016	$8,974	$9,382	$9,329
02/2016	$8,707	$9,369	$9,325
03/2016	$9,164	$10,005	$9,954
04/2016	$9,156	$10,043	$9,863
05/2016	$9,403	$10,224	$10,055
06/2016	$9,264	$10,250	$10,015
07/2016	$9,856	$10,628	$10,488
08/2016	$9,771	$10,643	$10,436
09/2016	$9,721	$10,645	$10,474
10/2016	$9,419	$10,451	$10,228
11/2016	$9,194	$10,838	$10,451
12/2016	$9,133	$11,052	$10,580
01/2017	$9,626	$11,262	$10,937
02/2017	$10,024	$11,709	$11,391
03/2017	$10,281	$11,723	$11,523
04/2017	$10,617	$11,843	$11,786
05/2017	$10,824	$12,010	$12,093
06/2017	$10,849	$12,085	$12,061
07/2017	$11,259	$12,333	$12,381
08/2017	$11,433	$12,371	$12,608
09/2017	$11,483	$12,626	$12,772
10/2017	$11,698	$12,921	$13,267
11/2017	$12,034	$13,317	$13,670
12/2017	$12,103	$13,465	$13,777
01/2018	$13,037	$14,236	$14,752
02/2018	$12,754	$13,711	$14,366
03/2018	$12,599	$13,363	$13,972
04/2018	$12,925	$13,414	$14,020
05/2018	$13,417	$13,737	$14,635
06/2018	$13,545	$13,822	$14,776
07/2018	$13,908	$14,336	$15,210
08/2018	$14,661	$14,803	$16,041
09/2018	$14,677	$14,887	$16,131
10/2018	$13,144	$13,870	$14,688
11/2018	$13,459	$14,153	$14,844
12/2018	$12,338	$12,875	$13,568
01/2019	$13,677	$13,906	$14,788
02/2019	$14,185	$14,353	$15,317
03/2019	$14,699	$14,632	$15,753
04/2019	$15,493	$15,224	$16,464
05/2019	$14,725	$14,257	$15,424
06/2019	$15,581	$15,262	$16,484
07/2019	$15,702	$15,481	$16,856
08/2019	$15,410	$15,236	$16,727
09/2019	$15,245	$15,521	$16,729
10/2019	$15,607	$15,857	$17,200
11/2019	$16,349	$16,433	$17,964
12/2019	$16,749	$16,928	$18,506
01/2020	$17,372	$16,922	$18,919
02/2020	$16,567	$15,529	$17,631
03/2020	$14,797	$13,611	$15,896
04/2020	$17,064	$15,356	$18,249
05/2020	$18,575	$16,087	$19,474
06/2020	$19,352	$16,407	$20,322
07/2020	$20,576	$17,332	$21,885
08/2020	$22,269	$18,578	$24,144
09/2020	$21,409	$17,872	$23,008
10/2020	$20,954	$17,397	$22,226
11/2020	$23,081	$19,301	$24,502
12/2020	$23,283	$20,043	$25,629
01/2021	$22,685	$19,841	$25,439
02/2021	$23,223	$20,388	$25,433
03/2021	$23,344	$21,281	$25,870
04/2021	$25,396	$22,416	$27,630
05/2021	$25,093	$22,573	$27,248
06/2021	$27,054	$23,100	$28,958
07/2021	$28,023	$23,649	$29,912
08/2021	$29,235	$24,368	$31,030
09/2021	$27,531	$23,234	$29,293
10/2021	$29,348	$24,862	$31,830
11/2021	$29,235	$24,690	$32,024
12/2021	$29,252	$25,797	$32,701
01/2022	$26,125	$24,462	$29,895
02/2022	$24,609	$23,729	$28,625
03/2022	$25,158	$24,610	$29,745
04/2022	$21,499	$22,464	$26,153
05/2022	$20,829	$22,505	$25,545
06/2022	$19,400	$20,648	$23,521
07/2022	$21,386	$22,552	$26,344
08/2022	$20,306	$21,632	$25,117
09/2022	$18,093	$19,640	$22,675
10/2022	$19,069	$21,230	$24,001
11/2022	$19,940	$22,416	$25,094
12/2022	$18,597	$21,125	$23,173
01/2023	$20,526	$22,452	$25,105
02/2023	$19,938	$21,904	$24,807
03/2023	$21,169	$22,708	$26,502
04/2023	$21,464	$23,063	$26,764
05/2023	$22,576	$23,163	$27,984
06/2023	$23,884	$24,693	$29,897
07/2023	$24,734	$25,487	$30,904
08/2023	$24,440	$25,081	$30,627
09/2023	$23,012	$23,885	$28,961
10/2023	$22,597	$23,383	$28,549
11/2023	$25,650	$25,518	$31,661
12/2023	$26,784	$26,678	$33,063
01/2024	$28,181	$27,126	$33,888
02/2024	$29,879	$28,574	$36,200
03/2024	$30,407	$29,494	$36,837
04/2024	$28,797	$28,289	$35,275
05/2024	$30,269	$29,692	$37,386
06/2024	$32,672	$30,757	$39,907
07/2024	$31,565	$31,132	$39,229
08/2024	$32,508	$31,887	$40,046
09/2024	$33,112	$32,568	$41,180
10/2024	$33,364	$32,272	$41,044
11/2024	$35,742	$34,167	$43,706
12/2024	$35,034	$33,352	$44,092
01/2025	$36,304	$34,281	$44,964
02/2025	$34,988	$33,834	$43,349
03/2025	$31,857	$31,928	$39,697
04/2025	$32,644	$31,711	$40,400
05/2025	$36,017	$33,707	$43,975
06/2025	$37,862	$35,421	$46,778
07/2025	$38,800	$36,216	$48,544
08/2025	$38,392	$36,950	$49,087
09/2025	$39,405	$38,299	$51,695
10/2025	$40,842	$39,196	$53,572

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	22.41%	14.28%	15.11%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Growth Index	30.52%	19.24%	18.27%

AssetsNet	$ 774,788,429
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,377,127
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$774,788,429 # of Portfolio Holdings31 Portfolio Turnover Rate17% Total Advisory Fees Paid - Net$4,377,127
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	53.1%
Communication Services	13.3%
Financials	8.9%
Consumer Discretionary	7.8%
Health Care	7.1%
Industrials	6.0%
Consumer Staples	2.8%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	17.2%
Microsoft Corp.	7.5%
Alphabet, Inc., Class C	6.9%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.6%
ServiceNow, Inc.	4.8%
Meta Platforms, Inc.	4.2%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Crowdstrike Holdings, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000039809
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
Class Name	Class I
Trading Symbol	TGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Conservative Allocation Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the TCW Conservative Allocation Fund’s results reflected a mix of positive and negative influences across asset classes.

Fixed Income

• Overall, fixed income contributed positively, supported by a rally in interest rates during the year as markets anticipated cuts to the federal funds rate.

• The Fund maintained a defensive posture with an emphasis on high-quality fixed income assets, including agency mortgage-backed securities (AMBS), and extended interest rate duration.

• Modest exposure to high yield corporate debt and emerging market sovereign bonds also added incremental gains.

Equities

• The bulk of underperformance came from equities. Within this sleeve, the primary drag was from the Durable Growth strategy (formerly known as Compounders), which invests in defensive and predictable businesses.

• The second half of the year proved challenging for this approach, as the market rebound following the Liberation Day sell-off was led by high-beta, more volatile companies, which constitutes the opposite of the Fund’s positioning.

• Several idiosyncratic holdings, including FISERV, FICO, and Gartner, detracted from returns. Gartner was further pressured by a rotation away from software amid concerns about artificial intelligence disruption.

• The Concentrated Large Cap Growth strategy also weighed on performance, particularly its defensive growth component that constitutes about a third of the strategy’s exposure, which faced similar headwinds.

Alternative Assets

• Exposure to alternative asset classes such as gold, commodities, and liquid real assets was increased to provide diversification amid elevated stock-bond correlations. These allocations contributed positively to returns.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$9,984	$9,974	$10,030	$9,996
12/2015	$9,920	$9,941	$9,872	$9,914
01/2016	$9,654	$10,078	$9,382	$9,799
02/2016	$9,654	$10,150	$9,369	$9,835
03/2016	$9,895	$10,243	$10,005	$10,156
04/2016	$9,912	$10,282	$10,043	$10,195
05/2016	$9,953	$10,285	$10,224	$10,270
06/2016	$10,045	$10,470	$10,250	$10,391
07/2016	$10,219	$10,536	$10,628	$10,584
08/2016	$10,211	$10,524	$10,643	$10,583
09/2016	$10,219	$10,517	$10,645	$10,580
10/2016	$10,078	$10,437	$10,451	$10,454
11/2016	$10,028	$10,190	$10,838	$10,461
12/2016	$10,065	$10,205	$11,052	$10,552
01/2017	$10,181	$10,225	$11,262	$10,645
02/2017	$10,305	$10,293	$11,709	$10,857
03/2017	$10,340	$10,288	$11,723	$10,858
04/2017	$10,411	$10,367	$11,843	$10,953
05/2017	$10,491	$10,447	$12,010	$11,065
06/2017	$10,527	$10,437	$12,085	$11,086
07/2017	$10,616	$10,481	$12,333	$11,206
08/2017	$10,678	$10,575	$12,371	$11,280
09/2017	$10,722	$10,525	$12,626	$11,341
10/2017	$10,811	$10,531	$12,921	$11,451
11/2017	$10,891	$10,518	$13,317	$11,582
12/2017	$10,954	$10,566	$13,465	$11,666
01/2018	$11,130	$10,444	$14,236	$11,852
02/2018	$10,927	$10,345	$13,711	$11,610
03/2018	$10,899	$10,412	$13,363	$11,537
04/2018	$10,927	$10,334	$13,414	$11,503
05/2018	$11,047	$10,408	$13,737	$11,663
06/2018	$11,047	$10,395	$13,822	$11,683
07/2018	$11,167	$10,398	$14,336	$11,859
08/2018	$11,297	$10,465	$14,803	$12,059
09/2018	$11,269	$10,397	$14,887	$12,040
10/2018	$10,816	$10,315	$13,870	$11,654
11/2018	$10,917	$10,377	$14,153	$11,791
12/2018	$10,613	$10,567	$12,875	$11,495
01/2019	$11,038	$10,679	$13,906	$11,936
02/2019	$11,245	$10,673	$14,353	$12,086
03/2019	$11,403	$10,878	$14,632	$12,319
04/2019	$11,551	$10,881	$15,224	$12,520
05/2019	$11,433	$11,074	$14,257	$12,335
06/2019	$11,789	$11,213	$15,262	$12,776
07/2019	$11,828	$11,238	$15,481	$12,866
08/2019	$11,878	$11,529	$15,236	$12,985
09/2019	$11,868	$11,468	$15,521	$13,040
10/2019	$11,947	$11,502	$15,857	$13,177
11/2019	$12,115	$11,496	$16,433	$13,364
12/2019	$12,185	$11,488	$16,928	$13,520
01/2020	$12,354	$11,709	$16,922	$13,674
02/2020	$12,090	$11,920	$15,529	$13,371
03/2020	$11,180	$11,850	$13,611	$12,664
04/2020	$11,857	$12,061	$15,356	$13,448
05/2020	$12,259	$12,117	$16,087	$13,742
06/2020	$12,492	$12,193	$16,407	$13,903
07/2020	$12,904	$12,375	$17,332	$14,341
08/2020	$13,169	$12,275	$18,578	$14,684
09/2020	$13,031	$12,269	$17,872	$14,456
10/2020	$12,925	$12,214	$17,397	$14,264
11/2020	$13,676	$12,334	$19,301	$14,972
12/2020	$13,920	$12,351	$20,043	$15,215
01/2021	$13,792	$12,262	$19,841	$15,088
02/2021	$13,963	$12,085	$20,388	$15,124
03/2021	$14,049	$11,934	$21,281	$15,275
04/2021	$14,468	$12,028	$22,416	$15,674
05/2021	$14,543	$12,068	$22,573	$15,748
06/2021	$14,693	$12,153	$23,100	$15,962
07/2021	$14,876	$12,288	$23,649	$16,220
08/2021	$15,058	$12,265	$24,368	$16,399
09/2021	$14,682	$12,159	$23,234	$16,009
10/2021	$14,983	$12,155	$24,862	$16,455
11/2021	$14,833	$12,191	$24,690	$16,438
12/2021	$15,097	$12,160	$25,797	$16,708
01/2022	$14,554	$11,898	$24,462	$16,146
02/2022	$14,318	$11,765	$23,729	$15,845
03/2022	$14,259	$11,439	$24,610	$15,816
04/2022	$13,504	$11,005	$22,464	$14,904
05/2022	$13,469	$11,076	$22,505	$14,973
06/2022	$12,832	$10,902	$20,648	$14,337
07/2022	$13,410	$11,168	$22,552	$15,076
08/2022	$13,044	$10,853	$21,632	$14,575
09/2022	$12,254	$10,384	$19,640	$13,660
10/2022	$12,466	$10,249	$21,230	$13,996
11/2022	$13,033	$10,626	$22,416	$14,618
12/2022	$12,800	$10,578	$21,125	$14,242
01/2023	$13,419	$10,904	$22,452	$14,862
02/2023	$13,097	$10,622	$21,904	$14,487
03/2023	$13,369	$10,891	$22,708	$14,920
04/2023	$13,480	$10,957	$23,063	$15,068
05/2023	$13,369	$10,838	$23,163	$14,995
06/2023	$13,654	$10,800	$24,693	$15,360
07/2023	$13,851	$10,792	$25,487	$15,551
08/2023	$13,678	$10,723	$25,081	$15,392
09/2023	$13,221	$10,451	$23,885	$14,864
10/2023	$12,961	$10,286	$23,383	$14,598
11/2023	$13,827	$10,751	$25,518	$15,528
12/2023	$14,446	$11,163	$26,678	$16,167
01/2024	$14,536	$11,132	$27,126	$16,249
02/2024	$14,638	$10,975	$28,574	$16,458
03/2024	$14,918	$11,076	$29,494	$16,761
04/2024	$14,421	$10,797	$28,289	$16,233
05/2024	$14,829	$10,980	$29,692	$16,720
06/2024	$15,033	$11,084	$30,757	$17,055
07/2024	$15,403	$11,343	$31,132	$17,377
08/2024	$15,721	$11,505	$31,887	$17,696
09/2024	$15,964	$11,660	$32,568	$17,989
10/2024	$15,581	$11,370	$32,272	$17,656
11/2024	$15,989	$11,491	$34,167	$18,183
12/2024	$15,532	$11,303	$33,352	$17,831
01/2025	$15,833	$11,363	$34,281	$18,086
02/2025	$16,052	$11,613	$33,834	$18,231
03/2025	$15,806	$11,617	$31,928	$17,824
04/2025	$15,874	$11,663	$31,711	$17,818
05/2025	$16,094	$11,579	$33,707	$18,190
06/2025	$16,504	$11,757	$35,421	$18,727
07/2025	$16,395	$11,726	$36,216	$18,866
08/2025	$16,559	$11,866	$36,950	$19,154
09/2025	$16,778	$11,996	$38,299	$19,559
10/2025	$16,943	$12,071	$39,196	$19,816

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	8.74%	5.56%	5.41%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P 500 Index	21.45%	17.64%	14.63%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

AssetsNet	$ 35,019,189
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$35,019,189 # of Portfolio Holdings19 Portfolio Turnover Rate25% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.6%
Diversified Equity Funds	16.9%
Exchange-Traded Funds	16.1%
Exchange-Traded Notes	1.0%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TCW Securitized Bond Fund, Class I	24.9%
TCW MetWest Total Return Bond Fund, Class I	23.8%
TCW MetWest Unconstrained Bond Fund, Class I	10.7%
TCW Durable Growth ETF	9.9%
TCW Relative Value Large Cap Fund, Class I	9.2%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	2.9%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.1%
TCW MetWest Low Duration Bond Fund, Class I	2.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000038019
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
Class Name	Class N
Trading Symbol	TGPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Conservative Allocation Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the TCW Conservative Allocation Fund’s results reflected a mix of positive and negative influences across asset classes.

Fixed Income

• Overall, fixed income contributed positively, supported by a rally in interest rates during the year as markets anticipated cuts to the federal funds rate.

• The Fund maintained a defensive posture with an emphasis on high-quality fixed income assets, including agency mortgage-backed securities (AMBS), and extended interest rate duration.

• Modest exposure to high yield corporate debt and emerging market sovereign bonds also added incremental gains.

Equities

• The bulk of underperformance came from equities. Within this sleeve, the primary drag was from the Durable Growth strategy (formerly known as Compounders), which invests in defensive and predictable businesses.

• The second half of the year proved challenging for this approach, as the market rebound following the Liberation Day sell-off was led by high-beta, more volatile companies, which constitutes the opposite of the Fund’s positioning.

• Several idiosyncratic holdings, including FISERV, FICO, and Gartner, detracted from returns. Gartner was further pressured by a rotation away from software amid concerns about artificial intelligence disruption.

• The Concentrated Large Cap Growth strategy also weighed on performance, particularly its defensive growth component that constitutes about a third of the strategy’s exposure, which faced similar headwinds.

Alternative Assets

• Exposure to alternative asset classes such as gold, commodities, and liquid real assets was increased to provide diversification amid elevated stock-bond correlations. These allocations contributed positively to returns.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$9,984	$9,974	$10,030	$9,996
12/2015	$9,906	$9,941	$9,872	$9,914
01/2016	$9,640	$10,078	$9,382	$9,799
02/2016	$9,640	$10,150	$9,369	$9,835
03/2016	$9,873	$10,243	$10,005	$10,156
04/2016	$9,881	$10,282	$10,043	$10,195
05/2016	$9,923	$10,285	$10,224	$10,270
06/2016	$10,014	$10,470	$10,250	$10,391
07/2016	$10,181	$10,536	$10,628	$10,584
08/2016	$10,172	$10,524	$10,643	$10,583
09/2016	$10,172	$10,517	$10,645	$10,580
10/2016	$10,031	$10,437	$10,451	$10,454
11/2016	$9,973	$10,190	$10,838	$10,461
12/2016	$10,002	$10,205	$11,052	$10,552
01/2017	$10,117	$10,225	$11,262	$10,645
02/2017	$10,232	$10,293	$11,709	$10,857
03/2017	$10,267	$10,288	$11,723	$10,858
04/2017	$10,329	$10,367	$11,843	$10,953
05/2017	$10,408	$10,447	$12,010	$11,065
06/2017	$10,443	$10,437	$12,085	$11,086
07/2017	$10,522	$10,481	$12,333	$11,206
08/2017	$10,575	$10,575	$12,371	$11,280
09/2017	$10,628	$10,525	$12,626	$11,341
10/2017	$10,707	$10,531	$12,921	$11,451
11/2017	$10,778	$10,518	$13,317	$11,582
12/2017	$10,843	$10,566	$13,465	$11,666
01/2018	$11,017	$10,444	$14,236	$11,852
02/2018	$10,816	$10,345	$13,711	$11,610
03/2018	$10,779	$10,412	$13,363	$11,537
04/2018	$10,798	$10,334	$13,414	$11,503
05/2018	$10,916	$10,408	$13,737	$11,663
06/2018	$10,907	$10,395	$13,822	$11,683
07/2018	$11,026	$10,398	$14,336	$11,859
08/2018	$11,154	$10,465	$14,803	$12,059
09/2018	$11,127	$10,397	$14,887	$12,040
10/2018	$10,670	$10,315	$13,870	$11,654
11/2018	$10,770	$10,377	$14,153	$11,791
12/2018	$10,470	$10,567	$12,875	$11,495
01/2019	$10,878	$10,679	$13,906	$11,936
02/2019	$11,083	$10,673	$14,353	$12,086
03/2019	$11,228	$10,878	$14,632	$12,319
04/2019	$11,384	$10,881	$15,224	$12,520
05/2019	$11,258	$11,074	$14,257	$12,335
06/2019	$11,608	$11,213	$15,262	$12,776
07/2019	$11,637	$11,238	$15,481	$12,866
08/2019	$11,685	$11,529	$15,236	$12,985
09/2019	$11,676	$11,468	$15,521	$13,040
10/2019	$11,753	$11,502	$15,857	$13,177
11/2019	$11,919	$11,496	$16,433	$13,364
12/2019	$11,980	$11,488	$16,928	$13,520
01/2020	$12,146	$11,709	$16,922	$13,674
02/2020	$11,877	$11,920	$15,529	$13,371
03/2020	$10,985	$11,850	$13,611	$12,664
04/2020	$11,638	$12,061	$15,356	$13,448
05/2020	$12,032	$12,117	$16,087	$13,742
06/2020	$12,261	$12,193	$16,407	$13,903
07/2020	$12,665	$12,375	$17,332	$14,341
08/2020	$12,914	$12,275	$18,578	$14,684
09/2020	$12,779	$12,269	$17,872	$14,456
10/2020	$12,675	$12,214	$17,397	$14,264
11/2020	$13,402	$12,334	$19,301	$14,972
12/2020	$13,650	$12,351	$20,043	$15,215
01/2021	$13,514	$12,262	$19,841	$15,088
02/2021	$13,671	$12,085	$20,388	$15,124
03/2021	$13,755	$11,934	$21,281	$15,275
04/2021	$14,164	$12,028	$22,416	$15,674
05/2021	$14,227	$12,068	$22,573	$15,748
06/2021	$14,385	$12,153	$23,100	$15,962
07/2021	$14,552	$12,288	$23,649	$16,220
08/2021	$14,720	$12,265	$24,368	$16,399
09/2021	$14,353	$12,159	$23,234	$16,009
10/2021	$14,657	$12,155	$24,862	$16,455
11/2021	$14,511	$12,191	$24,690	$16,438
12/2021	$14,764	$12,160	$25,797	$16,708
01/2022	$14,224	$11,898	$24,462	$16,146
02/2022	$13,994	$11,765	$23,729	$15,845
03/2022	$13,936	$11,439	$24,610	$15,816
04/2022	$13,189	$11,005	$22,464	$14,904
05/2022	$13,154	$11,076	$22,505	$14,973
06/2022	$12,533	$10,902	$20,648	$14,337
07/2022	$13,097	$11,168	$22,552	$15,076
08/2022	$12,740	$10,853	$21,632	$14,575
09/2022	$11,959	$10,384	$19,640	$13,660
10/2022	$12,154	$10,249	$21,230	$13,996
11/2022	$12,717	$10,626	$22,416	$14,618
12/2022	$12,481	$10,578	$21,125	$14,242
01/2023	$13,082	$10,904	$22,452	$14,862
02/2023	$12,770	$10,622	$21,904	$14,487
03/2023	$13,034	$10,891	$22,708	$14,920
04/2023	$13,130	$10,957	$23,063	$15,068
05/2023	$13,022	$10,838	$23,163	$14,995
06/2023	$13,299	$10,800	$24,693	$15,360
07/2023	$13,491	$10,792	$25,487	$15,551
08/2023	$13,323	$10,723	$25,081	$15,392
09/2023	$12,878	$10,451	$23,885	$14,864
10/2023	$12,613	$10,286	$23,383	$14,598
11/2023	$13,455	$10,751	$25,518	$15,528
12/2023	$14,050	$11,163	$26,678	$16,167
01/2024	$14,137	$11,132	$27,126	$16,249
02/2024	$14,236	$10,975	$28,574	$16,458
03/2024	$14,508	$11,076	$29,494	$16,761
04/2024	$14,013	$10,797	$28,289	$16,233
05/2024	$14,409	$10,980	$29,692	$16,720
06/2024	$14,619	$11,084	$30,757	$17,055
07/2024	$14,978	$11,343	$31,132	$17,377
08/2024	$15,275	$11,505	$31,887	$17,696
09/2024	$15,510	$11,660	$32,568	$17,989
10/2024	$15,139	$11,370	$32,272	$17,656
11/2024	$15,535	$11,491	$34,167	$18,183
12/2024	$15,090	$11,303	$33,352	$17,831
01/2025	$15,382	$11,363	$34,281	$18,086
02/2025	$15,595	$11,613	$33,834	$18,231
03/2025	$15,356	$11,617	$31,928	$17,824
04/2025	$15,422	$11,663	$31,711	$17,818
05/2025	$15,621	$11,579	$33,707	$18,190
06/2025	$16,020	$11,757	$35,421	$18,727
07/2025	$15,900	$11,726	$36,216	$18,866
08/2025	$16,060	$11,866	$36,950	$19,154
09/2025	$16,246	$11,996	$38,299	$19,559
10/2025	$16,405	$12,071	$39,196	$19,816

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	8.37%	5.29%	5.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P 500 Index	21.45%	17.64%	14.63%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

AssetsNet	$ 35,019,189
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$35,019,189 # of Portfolio Holdings19 Portfolio Turnover Rate25% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.6%
Diversified Equity Funds	16.9%
Exchange-Traded Funds	16.1%
Exchange-Traded Notes	1.0%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TCW Securitized Bond Fund, Class I	24.9%
TCW MetWest Total Return Bond Fund, Class I	23.8%
TCW MetWest Unconstrained Bond Fund, Class I	10.7%
TCW Durable Growth ETF	9.9%
TCW Relative Value Large Cap Fund, Class I	9.2%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	2.9%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.1%
TCW MetWest Low Duration Bond Fund, Class I	2.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000263824
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Class I-3
Trading Symbol	TGCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$10Footnote Reference+	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 10	[3]
Expense Ratio, Percent	0.56%	[4]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I-3	Bloomberg U.S. Aggregate Bond Index
08/26/2025	$10,000	$10,000
08/31/2025	$10,020	$10,011
09/30/2025	$10,146	$10,120
10/31/2025	$10,211	$10,183

Average Annual Return [Table Text Block]
Name	Since Inception 8/26/25
Class I-3	2.11%
Bloomberg U.S. Aggregate Bond Index	1.97%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 458,972,668
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,836,575
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$458,972,668 # of Portfolio Holdings375 Portfolio Turnover Rate426% Total Advisory Fees Paid - Net$1,836,575
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017419
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Class I
Trading Symbol	TGCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,978	$9,974
12/2015	$9,951	$9,941
01/2016	$10,073	$10,078
02/2016	$10,123	$10,150
03/2016	$10,201	$10,243
04/2016	$10,243	$10,282
05/2016	$10,250	$10,285
06/2016	$10,395	$10,470
07/2016	$10,474	$10,536
08/2016	$10,461	$10,524
09/2016	$10,466	$10,517
10/2016	$10,397	$10,437
11/2016	$10,180	$10,190
12/2016	$10,177	$10,205
01/2017	$10,203	$10,225
02/2017	$10,267	$10,293
03/2017	$10,266	$10,288
04/2017	$10,330	$10,367
05/2017	$10,397	$10,447
06/2017	$10,388	$10,437
07/2017	$10,427	$10,481
08/2017	$10,513	$10,575
09/2017	$10,467	$10,525
10/2017	$10,468	$10,531
11/2017	$10,459	$10,518
12/2017	$10,505	$10,566
01/2018	$10,379	$10,444
02/2018	$10,292	$10,345
03/2018	$10,359	$10,412
04/2018	$10,286	$10,334
05/2018	$10,368	$10,408
06/2018	$10,354	$10,395
07/2018	$10,348	$10,398
08/2018	$10,420	$10,465
09/2018	$10,346	$10,397
10/2018	$10,272	$10,315
11/2018	$10,334	$10,377
12/2018	$10,514	$10,567
01/2019	$10,629	$10,679
02/2019	$10,626	$10,673
03/2019	$10,830	$10,878
04/2019	$10,827	$10,881
05/2019	$11,032	$11,074
06/2019	$11,168	$11,213
07/2019	$11,188	$11,238
08/2019	$11,482	$11,529
09/2019	$11,416	$11,468
10/2019	$11,451	$11,502
11/2019	$11,442	$11,496
12/2019	$11,434	$11,488
01/2020	$11,660	$11,709
02/2020	$11,855	$11,920
03/2020	$11,760	$11,850
04/2020	$12,019	$12,061
05/2020	$12,082	$12,117
06/2020	$12,194	$12,193
07/2020	$12,393	$12,375
08/2020	$12,314	$12,275
09/2020	$12,317	$12,269
10/2020	$12,269	$12,214
11/2020	$12,405	$12,334
12/2020	$12,439	$12,351
01/2021	$12,370	$12,262
02/2021	$12,218	$12,085
03/2021	$12,076	$11,934
04/2021	$12,176	$12,028
05/2021	$12,202	$12,068
06/2021	$12,292	$12,153
07/2021	$12,424	$12,288
08/2021	$12,398	$12,265
09/2021	$12,297	$12,159
10/2021	$12,292	$12,155
11/2021	$12,318	$12,191
12/2021	$12,281	$12,160
01/2022	$12,028	$11,898
02/2022	$11,881	$11,765
03/2022	$11,521	$11,439
04/2022	$11,063	$11,005
05/2022	$11,141	$11,076
06/2022	$10,927	$10,902
07/2022	$11,227	$11,168
08/2022	$10,875	$10,853
09/2022	$10,338	$10,384
10/2022	$10,189	$10,249
11/2022	$10,593	$10,626
12/2022	$10,531	$10,578
01/2023	$10,925	$10,904
02/2023	$10,603	$10,622
03/2023	$10,904	$10,891
04/2023	$10,965	$10,957
05/2023	$10,827	$10,838
06/2023	$10,767	$10,800
07/2023	$10,761	$10,792
08/2023	$10,683	$10,723
09/2023	$10,361	$10,451
10/2023	$10,160	$10,286
11/2023	$10,675	$10,751
12/2023	$11,121	$11,163
01/2024	$11,121	$11,132
02/2024	$10,917	$10,975
03/2024	$11,008	$11,076
04/2024	$10,680	$10,797
05/2024	$10,889	$10,980
06/2024	$11,009	$11,084
07/2024	$11,292	$11,343
08/2024	$11,474	$11,505
09/2024	$11,634	$11,660
10/2024	$11,293	$11,370
11/2024	$11,430	$11,491
12/2024	$11,204	$11,303
01/2025	$11,272	$11,363
02/2025	$11,553	$11,613
03/2025	$11,562	$11,617
04/2025	$11,607	$11,663
05/2025	$11,496	$11,579
06/2025	$11,686	$11,757
07/2025	$11,634	$11,726
08/2025	$11,777	$11,866
09/2025	$11,917	$11,996
10/2025	$11,996	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	6.23%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 458,972,668
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,836,575
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$458,972,668 # of Portfolio Holdings375 Portfolio Turnover Rate426% Total Advisory Fees Paid - Net$1,836,575
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017420
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Class N
Trading Symbol	TGFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,977	$9,974
12/2015	$9,947	$9,941
01/2016	$10,068	$10,078
02/2016	$10,116	$10,150
03/2016	$10,192	$10,243
04/2016	$10,223	$10,282
05/2016	$10,228	$10,285
06/2016	$10,380	$10,470
07/2016	$10,449	$10,536
08/2016	$10,435	$10,524
09/2016	$10,437	$10,517
10/2016	$10,366	$10,437
11/2016	$10,148	$10,190
12/2016	$10,143	$10,205
01/2017	$10,167	$10,225
02/2017	$10,228	$10,293
03/2017	$10,224	$10,288
04/2017	$10,295	$10,367
05/2017	$10,360	$10,447
06/2017	$10,339	$10,437
07/2017	$10,376	$10,481
08/2017	$10,459	$10,575
09/2017	$10,410	$10,525
10/2017	$10,409	$10,531
11/2017	$10,398	$10,518
12/2017	$10,442	$10,566
01/2018	$10,324	$10,444
02/2018	$10,226	$10,345
03/2018	$10,291	$10,412
04/2018	$10,216	$10,334
05/2018	$10,296	$10,408
06/2018	$10,280	$10,395
07/2018	$10,272	$10,398
08/2018	$10,341	$10,465
09/2018	$10,266	$10,397
10/2018	$10,190	$10,315
11/2018	$10,250	$10,377
12/2018	$10,428	$10,567
01/2019	$10,540	$10,679
02/2019	$10,535	$10,673
03/2019	$10,736	$10,878
04/2019	$10,731	$10,881
05/2019	$10,933	$11,074
06/2019	$11,066	$11,213
07/2019	$11,084	$11,238
08/2019	$11,374	$11,529
09/2019	$11,307	$11,468
10/2019	$11,339	$11,502
11/2019	$11,328	$11,496
12/2019	$11,317	$11,488
01/2020	$11,539	$11,709
02/2020	$11,732	$11,920
03/2020	$11,634	$11,850
04/2020	$11,889	$12,061
05/2020	$11,949	$12,117
06/2020	$12,058	$12,193
07/2020	$12,253	$12,375
08/2020	$12,173	$12,275
09/2020	$12,173	$12,269
10/2020	$12,124	$12,214
11/2020	$12,267	$12,334
12/2020	$12,287	$12,351
01/2021	$12,218	$12,262
02/2021	$12,065	$12,085
03/2021	$11,933	$11,934
04/2021	$12,030	$12,028
05/2021	$12,055	$12,068
06/2021	$12,131	$12,153
07/2021	$12,260	$12,288
08/2021	$12,232	$12,265
09/2021	$12,141	$12,159
10/2021	$12,123	$12,155
11/2021	$12,148	$12,191
12/2021	$12,109	$12,160
01/2022	$11,867	$11,898
02/2022	$11,721	$11,765
03/2022	$11,362	$11,439
04/2022	$10,909	$11,005
05/2022	$10,984	$11,076
06/2022	$10,770	$10,902
07/2022	$11,066	$11,168
08/2022	$10,716	$10,853
09/2022	$10,195	$10,384
10/2022	$10,036	$10,249
11/2022	$10,443	$10,626
12/2022	$10,380	$10,578
01/2023	$10,758	$10,904
02/2023	$10,439	$10,622
03/2023	$10,734	$10,891
04/2023	$10,792	$10,957
05/2023	$10,655	$10,838
06/2023	$10,583	$10,800
07/2023	$10,576	$10,792
08/2023	$10,498	$10,723
09/2023	$10,190	$10,451
10/2023	$9,980	$10,286
11/2023	$10,497	$10,751
12/2023	$10,935	$11,163
01/2024	$10,922	$11,132
02/2024	$10,731	$10,975
03/2024	$10,819	$11,076
04/2024	$10,494	$10,797
05/2024	$10,688	$10,980
06/2024	$10,816	$11,084
07/2024	$11,093	$11,343
08/2024	$11,271	$11,505
09/2024	$11,426	$11,660
10/2024	$11,089	$11,370
11/2024	$11,223	$11,491
12/2024	$10,999	$11,303
01/2025	$11,064	$11,363
02/2025	$11,339	$11,613
03/2025	$11,347	$11,617
04/2025	$11,401	$11,663
05/2025	$11,290	$11,579
06/2025	$11,463	$11,757
07/2025	$11,411	$11,726
08/2025	$11,550	$11,866
09/2025	$11,686	$11,996
10/2025	$11,774	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	6.18%	-0.58%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 458,972,668
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,836,575
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$458,972,668 # of Portfolio Holdings375 Portfolio Turnover Rate426% Total Advisory Fees Paid - Net$1,836,575
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000218395
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
Class Name	Plan Class
Trading Symbol	TGCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Core Fixed Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Plan Class	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,932	$9,941
04/2020	$10,133	$10,118
05/2020	$10,195	$10,165
06/2020	$10,307	$10,229
07/2020	$10,475	$10,382
08/2020	$10,426	$10,298
09/2020	$10,429	$10,292
10/2020	$10,398	$10,246
11/2020	$10,504	$10,347
12/2020	$10,524	$10,361
01/2021	$10,458	$10,287
02/2021	$10,331	$10,138
03/2021	$10,221	$10,012
04/2021	$10,305	$10,091
05/2021	$10,328	$10,124
06/2021	$10,395	$10,195
07/2021	$10,507	$10,309
08/2021	$10,485	$10,289
09/2021	$10,410	$10,200
10/2021	$10,397	$10,197
11/2021	$10,420	$10,228
12/2021	$10,389	$10,201
01/2022	$10,176	$9,982
02/2022	$10,062	$9,870
03/2022	$9,750	$9,596
04/2022	$9,365	$9,232
05/2022	$9,431	$9,291
06/2022	$9,251	$9,146
07/2022	$9,505	$9,369
08/2022	$9,208	$9,104
09/2022	$8,756	$8,711
10/2022	$8,622	$8,598
11/2022	$8,972	$8,914
12/2022	$8,920	$8,874
01/2023	$9,253	$9,147
02/2023	$8,982	$8,911
03/2023	$9,236	$9,137
04/2023	$9,288	$9,192
05/2023	$9,181	$9,092
06/2023	$9,122	$9,060
07/2023	$9,117	$9,054
08/2023	$9,052	$8,996
09/2023	$8,781	$8,767
10/2023	$8,613	$8,629
11/2023	$9,047	$9,020
12/2023	$9,433	$9,365
01/2024	$9,424	$9,339
02/2024	$9,253	$9,207
03/2024	$9,330	$9,292
04/2024	$9,054	$9,057
05/2024	$9,231	$9,211
06/2024	$9,333	$9,298
07/2024	$9,572	$9,515
08/2024	$9,726	$9,652
09/2024	$9,871	$9,781
10/2024	$9,574	$9,539
11/2024	$9,691	$9,640
12/2024	$9,501	$9,482
01/2025	$9,559	$9,532
02/2025	$9,797	$9,742
03/2025	$9,805	$9,746
04/2025	$9,853	$9,784
05/2025	$9,760	$9,714
06/2025	$9,911	$9,863
07/2025	$9,868	$9,837
08/2025	$9,989	$9,955
09/2025	$10,107	$10,063
10/2025	$10,185	$10,126

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 2/28/20
Plan Class	6.38%	-0.41%	0.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.35%

Performance Inception Date	Feb. 28, 2020
AssetsNet	$ 458,972,668
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,836,575
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$458,972,668 # of Portfolio Holdings375 Portfolio Turnover Rate426% Total Advisory Fees Paid - Net$1,836,575
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000263826
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Class I-3
Trading Symbol	TGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$17Footnote Reference+	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17	[5]
Expense Ratio, Percent	0.92%	[6]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I-3	JPMorgan EMBI Global Diversified Index
08/26/2025	$10,000	$10,000
08/31/2025	$10,010	$10,033
09/30/2025	$10,201	$10,212
10/31/2025	$10,403	$10,429

Average Annual Return [Table Text Block]
Name	Since Inception 8/26/25
Class I-3	4.03%
JPMorgan EMBI Global Diversified Index	4.14%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 3,669,977,537
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 23,491,974
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,669,977,537 # of Portfolio Holdings276 Portfolio Turnover Rate67% Total Advisory Fees Paid - Net$23,491,974
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017426
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Class I
Trading Symbol	TGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	JPMorgan EMBI Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,987	$9,994
12/2015	$9,814	$9,855
01/2016	$9,735	$9,837
02/2016	$9,907	$10,025
03/2016	$10,264	$10,352
04/2016	$10,544	$10,535
05/2016	$10,548	$10,516
06/2016	$10,940	$10,871
07/2016	$11,153	$11,067
08/2016	$11,407	$11,265
09/2016	$11,499	$11,310
10/2016	$11,429	$11,170
11/2016	$11,004	$10,713
12/2016	$11,210	$10,856
01/2017	$11,412	$11,012
02/2017	$11,685	$11,233
03/2017	$11,735	$11,275
04/2017	$11,940	$11,443
05/2017	$11,976	$11,544
06/2017	$11,914	$11,528
07/2017	$12,065	$11,625
08/2017	$12,303	$11,830
09/2017	$12,327	$11,832
10/2017	$12,337	$11,876
11/2017	$12,355	$11,882
12/2017	$12,488	$11,969
01/2018	$12,569	$11,964
02/2018	$12,339	$11,726
03/2018	$12,326	$11,760
04/2018	$12,163	$11,589
05/2018	$11,950	$11,480
06/2018	$11,747	$11,343
07/2018	$12,093	$11,633
08/2018	$11,751	$11,432
09/2018	$12,008	$11,605
10/2018	$11,739	$11,355
11/2018	$11,606	$11,306
12/2018	$11,718	$11,459
01/2019	$12,330	$11,965
02/2019	$12,489	$12,084
03/2019	$12,618	$12,256
04/2019	$12,673	$12,286
05/2019	$12,604	$12,336
06/2019	$13,145	$12,755
07/2019	$13,313	$12,910
08/2019	$13,197	$13,006
09/2019	$13,176	$12,947
10/2019	$13,281	$12,984
11/2019	$13,171	$12,922
12/2019	$13,574	$13,182
01/2020	$13,770	$13,383
02/2020	$13,499	$13,253
03/2020	$10,964	$11,418
04/2020	$11,312	$11,674
05/2020	$12,167	$12,383
06/2020	$12,733	$12,818
07/2020	$13,313	$13,294
08/2020	$13,471	$13,362
09/2020	$13,173	$13,115
10/2020	$13,190	$13,111
11/2020	$13,910	$13,617
12/2020	$14,270	$13,875
01/2021	$14,094	$13,724
02/2021	$13,778	$13,374
03/2021	$13,562	$13,245
04/2021	$13,889	$13,539
05/2021	$14,029	$13,682
06/2021	$14,085	$13,783
07/2021	$14,086	$13,840
08/2021	$14,225	$13,976
09/2021	$13,793	$13,686
10/2021	$13,723	$13,690
11/2021	$13,303	$13,438
12/2021	$13,546	$13,626
01/2022	$13,191	$13,238
02/2022	$12,516	$12,372
03/2022	$12,544	$12,260
04/2022	$11,807	$11,575
05/2022	$11,833	$11,578
06/2022	$10,984	$10,859
07/2022	$11,336	$11,173
08/2022	$11,203	$11,067
09/2022	$10,341	$10,363
10/2022	$10,365	$10,379
11/2022	$11,161	$11,166
12/2022	$11,171	$11,203
01/2023	$11,593	$11,558
02/2023	$11,330	$11,303
03/2023	$11,400	$11,411
04/2023	$11,471	$11,472
05/2023	$11,335	$11,406
06/2023	$11,595	$11,661
07/2023	$11,858	$11,884
08/2023	$11,625	$11,705
09/2023	$11,353	$11,401
10/2023	$11,269	$11,246
11/2023	$11,922	$11,883
12/2023	$12,522	$12,445
01/2024	$12,383	$12,318
02/2024	$12,519	$12,439
03/2024	$12,813	$12,699
04/2024	$12,594	$12,435
05/2024	$12,832	$12,659
06/2024	$12,871	$12,737
07/2024	$13,131	$12,975
08/2024	$13,394	$13,276
09/2024	$13,699	$13,521
10/2024	$13,441	$13,289
11/2024	$13,631	$13,447
12/2024	$13,438	$13,259
01/2025	$13,715	$13,449
02/2025	$13,951	$13,660
03/2025	$13,748	$13,556
04/2025	$13,648	$13,526
05/2025	$13,866	$13,677
06/2025	$14,192	$14,007
07/2025	$14,457	$14,185
08/2025	$14,681	$14,416
09/2025	$14,973	$14,672
10/2025	$15,267	$14,985

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	13.58%	2.97%	4.32%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

AssetsNet	$ 3,669,977,537
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 23,491,974
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,669,977,537 # of Portfolio Holdings276 Portfolio Turnover Rate67% Total Advisory Fees Paid - Net$23,491,974
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017427
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Class N
Trading Symbol	TGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	JPMorgan EMBI Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,980	$9,994
12/2015	$9,802	$9,855
01/2016	$9,727	$9,837
02/2016	$9,897	$10,025
03/2016	$10,253	$10,352
04/2016	$10,527	$10,535
05/2016	$10,527	$10,516
06/2016	$10,922	$10,871
07/2016	$11,127	$11,067
08/2016	$11,374	$11,265
09/2016	$11,465	$11,310
10/2016	$11,398	$11,170
11/2016	$10,962	$10,713
12/2016	$11,173	$10,856
01/2017	$11,361	$11,012
02/2017	$11,635	$11,233
03/2017	$11,683	$11,275
04/2017	$11,884	$11,443
05/2017	$11,922	$11,544
06/2017	$11,862	$11,528
07/2017	$11,999	$11,625
08/2017	$12,237	$11,830
09/2017	$12,255	$11,832
10/2017	$12,272	$11,876
11/2017	$12,285	$11,882
12/2017	$12,417	$11,969
01/2018	$12,487	$11,964
02/2018	$12,262	$11,726
03/2018	$12,237	$11,760
04/2018	$12,074	$11,589
05/2018	$11,871	$11,480
06/2018	$11,661	$11,343
07/2018	$12,001	$11,633
08/2018	$11,661	$11,432
09/2018	$11,922	$11,605
10/2018	$11,639	$11,355
11/2018	$11,517	$11,306
12/2018	$11,624	$11,459
01/2019	$12,220	$11,965
02/2019	$12,386	$12,084
03/2019	$12,495	$12,256
04/2019	$12,547	$12,286
05/2019	$12,492	$12,336
06/2019	$13,013	$12,755
07/2019	$13,189	$12,910
08/2019	$13,062	$13,006
09/2019	$13,043	$12,947
10/2019	$13,134	$12,984
11/2019	$13,033	$12,922
12/2019	$13,425	$13,182
01/2020	$13,622	$13,383
02/2020	$13,348	$13,253
03/2020	$10,848	$11,418
04/2020	$11,184	$11,674
05/2020	$12,035	$12,383
06/2020	$12,589	$12,818
07/2020	$13,165	$13,294
08/2020	$13,318	$13,362
09/2020	$13,022	$13,115
10/2020	$13,043	$13,111
11/2020	$13,757	$13,617
12/2020	$14,109	$13,875
01/2021	$13,934	$13,724
02/2021	$13,613	$13,374
03/2021	$13,406	$13,245
04/2021	$13,732	$13,539
05/2021	$13,863	$13,682
06/2021	$13,917	$13,783
07/2021	$13,915	$13,840
08/2021	$14,058	$13,976
09/2021	$13,632	$13,686
10/2021	$13,561	$13,690
11/2021	$13,142	$13,438
12/2021	$13,392	$13,626
01/2022	$13,022	$13,238
02/2022	$12,366	$12,372
03/2022	$12,384	$12,260
04/2022	$11,652	$11,575
05/2022	$11,680	$11,578
06/2022	$10,848	$10,859
07/2022	$11,195	$11,173
08/2022	$11,047	$11,067
09/2022	$10,203	$10,363
10/2022	$10,230	$10,379
11/2022	$11,001	$11,166
12/2022	$11,018	$11,203
01/2023	$11,436	$11,558
02/2023	$11,188	$11,303
03/2023	$11,239	$11,411
04/2023	$11,318	$11,472
05/2023	$11,181	$11,406
06/2023	$11,435	$11,661
07/2023	$11,689	$11,884
08/2023	$11,464	$11,705
09/2023	$11,194	$11,401
10/2023	$11,097	$11,246
11/2023	$11,739	$11,883
12/2023	$12,342	$12,445
01/2024	$12,203	$12,318
02/2024	$12,348	$12,439
03/2024	$12,630	$12,699
04/2024	$12,414	$12,435
05/2024	$12,637	$12,659
06/2024	$12,679	$12,737
07/2024	$12,936	$12,975
08/2024	$13,195	$13,276
09/2024	$13,486	$13,521
10/2024	$13,242	$13,289
11/2024	$13,416	$13,447
12/2024	$13,234	$13,259
01/2025	$13,506	$13,449
02/2025	$13,733	$13,660
03/2025	$13,543	$13,556
04/2025	$13,432	$13,526
05/2025	$13,645	$13,677
06/2025	$13,973	$14,007
07/2025	$14,223	$14,185
08/2025	$14,458	$14,416
09/2025	$14,729	$14,672
10/2025	$15,018	$14,985

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	13.42%	2.86%	4.15%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

AssetsNet	$ 3,669,977,537
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 23,491,974
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,669,977,537 # of Portfolio Holdings276 Portfolio Turnover Rate67% Total Advisory Fees Paid - Net$23,491,974
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000218396
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
Class Name	Plan Class
Trading Symbol	TGEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Plan Class	JPMorgan EMBI Global Diversified Index
02/2020	$10,000	$10,000
03/2020	$8,129	$8,615
04/2020	$8,363	$8,809
05/2020	$8,995	$9,343
06/2020	$9,401	$9,672
07/2020	$9,818	$10,031
08/2020	$9,935	$10,082
09/2020	$9,716	$9,895
10/2020	$9,741	$9,892
11/2020	$10,261	$10,274
12/2020	$10,528	$10,469
01/2021	$10,398	$10,355
02/2021	$10,166	$10,091
03/2021	$10,007	$9,994
04/2021	$10,261	$10,215
05/2021	$10,353	$10,324
06/2021	$10,395	$10,399
07/2021	$10,396	$10,443
08/2021	$10,513	$10,545
09/2021	$10,194	$10,327
10/2021	$10,143	$10,329
11/2021	$9,833	$10,139
12/2021	$10,013	$10,281
01/2022	$9,739	$9,989
02/2022	$9,253	$9,335
03/2022	$9,275	$9,251
04/2022	$8,717	$8,734
05/2022	$8,750	$8,736
06/2022	$8,110	$8,193
07/2022	$8,384	$8,430
08/2022	$8,272	$8,350
09/2022	$7,635	$7,819
10/2022	$7,667	$7,831
11/2022	$8,242	$8,425
12/2022	$8,264	$8,453
01/2023	$8,577	$8,721
02/2023	$8,383	$8,528
03/2023	$8,421	$8,610
04/2023	$8,488	$8,656
05/2023	$8,388	$8,606
06/2023	$8,582	$8,798
07/2023	$8,762	$8,967
08/2023	$8,605	$8,832
09/2023	$8,404	$8,602
10/2023	$8,328	$8,485
11/2023	$8,812	$8,966
12/2023	$9,257	$9,390
01/2024	$9,155	$9,294
02/2024	$9,270	$9,385
03/2024	$9,489	$9,581
04/2024	$9,327	$9,383
05/2024	$9,489	$9,552
06/2024	$9,518	$9,610
07/2024	$9,711	$9,790
08/2024	$9,921	$10,017
09/2024	$10,133	$10,202
10/2024	$9,958	$10,027
11/2024	$10,084	$10,146
12/2024	$9,957	$10,004
01/2025	$10,163	$10,148
02/2025	$10,323	$10,307
03/2025	$10,188	$10,229
04/2025	$10,099	$10,206
05/2025	$10,276	$10,320
06/2025	$10,519	$10,569
07/2025	$10,700	$10,703
08/2025	$10,883	$10,877
09/2025	$11,084	$11,071
10/2025	$11,318	$11,306

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 2/28/20
Plan Class	13.66%	3.05%	2.21%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	2.08%

Performance Inception Date	Feb. 28, 2020
AssetsNet	$ 3,669,977,537
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 23,491,974
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,669,977,537 # of Portfolio Holdings276 Portfolio Turnover Rate67% Total Advisory Fees Paid - Net$23,491,974
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000094780
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
Class Name	Class I
Trading Symbol	TGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Local Currency Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Local Currency Income Fund (the “Fund”) returned 14.71% and 14.72% net of fees on its I Class and N Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JP Morgan GBI-EM Global Diversified Index (“GBI-EM GD”), returned 13.06% over the same period. Relative outperformance was primarily driven by off-index exposure in select frontier markets including Nigeria and Egypt, exhibiting high carry, FX stability, and strong investor interest. Overweight positioning in Brazil and South Africa and security selection in Turkey also contributed to relative performance for the period. Emerging Markets (EM) local currency debt returned 13.06% for the 1-year period ended October 31, 2025 as the US dollar weakened (DXY -4.0%) during the same period.

We are constructive on EM local currency and continue to focus on idiosyncratic opportunities. We anticipate EMFX currencies to appreciate vs. the US dollar over the next 12 months given the potential for a meaningful easing bias and slowing growth in the U.S. over the near to medium term. Additionally, the external environment should allow EM central banks, in markets with high real rates, to ease domestic interest rates to support growth.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	JPMorgan GBI-EM Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,731	$9,784
12/2015	$9,474	$9,566
01/2016	$9,450	$9,599
02/2016	$9,584	$9,738
03/2016	$10,428	$10,619
04/2016	$10,746	$10,893
05/2016	$10,196	$10,300
06/2016	$10,819	$10,907
07/2016	$10,917	$10,972
08/2016	$10,954	$10,977
09/2016	$11,198	$11,199
10/2016	$11,161	$11,104
11/2016	$10,355	$10,323
12/2016	$10,623	$10,517
01/2017	$10,880	$10,754
02/2017	$11,149	$10,947
03/2017	$11,396	$11,200
04/2017	$11,509	$11,331
05/2017	$11,678	$11,553
06/2017	$11,759	$11,606
07/2017	$12,025	$11,847
08/2017	$12,244	$12,059
09/2017	$12,219	$12,019
10/2017	$11,868	$11,680
11/2017	$12,100	$11,877
12/2017	$12,352	$12,117
01/2018	$12,926	$12,659
02/2018	$12,769	$12,527
03/2018	$12,874	$12,655
04/2018	$12,423	$12,281
05/2018	$11,808	$11,670
06/2018	$11,446	$11,336
07/2018	$11,661	$11,551
08/2018	$10,922	$10,848
09/2018	$11,204	$11,129
10/2018	$10,949	$10,911
11/2018	$11,244	$11,218
12/2018	$11,337	$11,364
01/2019	$11,950	$11,984
02/2019	$11,855	$11,853
03/2019	$11,636	$11,696
04/2019	$11,636	$11,675
05/2019	$11,650	$11,710
06/2019	$12,318	$12,355
07/2019	$12,428	$12,470
08/2019	$11,977	$12,140
09/2019	$12,155	$12,257
10/2019	$12,509	$12,612
11/2019	$12,277	$12,383
12/2019	$12,799	$12,895
01/2020	$12,599	$12,729
02/2020	$12,156	$12,295
03/2020	$10,621	$10,933
04/2020	$11,077	$11,362
05/2020	$11,714	$11,950
06/2020	$11,741	$12,007
07/2020	$12,101	$12,369
08/2020	$12,059	$12,329
09/2020	$11,769	$12,080
10/2020	$11,852	$12,131
11/2020	$12,530	$12,797
12/2020	$13,027	$13,242
01/2021	$12,852	$13,100
02/2021	$12,524	$12,749
03/2021	$12,137	$12,358
04/2021	$12,405	$12,637
05/2021	$12,702	$12,953
06/2021	$12,565	$12,795
07/2021	$12,484	$12,741
08/2021	$12,599	$12,839
09/2021	$12,151	$12,398
10/2021	$12,011	$12,234
11/2021	$11,643	$11,899
12/2021	$11,814	$12,084
01/2022	$11,800	$12,083
02/2022	$11,312	$11,479
03/2022	$11,094	$11,303
04/2022	$10,422	$10,622
05/2022	$10,617	$10,809
06/2022	$10,101	$10,328
07/2022	$10,078	$10,358
08/2022	$10,070	$10,344
09/2022	$9,579	$9,840
10/2022	$9,540	$9,753
11/2022	$10,148	$10,446
12/2022	$10,361	$10,672
01/2023	$10,826	$11,130
02/2023	$10,434	$10,778
03/2023	$10,885	$11,223
04/2023	$11,012	$11,319
05/2023	$10,797	$11,141
06/2023	$11,210	$11,504
07/2023	$11,550	$11,835
08/2023	$11,184	$11,517
09/2023	$10,729	$11,129
10/2023	$10,677	$11,070
11/2023	$11,293	$11,654
12/2023	$11,730	$12,027
01/2024	$11,555	$11,844
02/2024	$11,441	$11,776
03/2024	$11,447	$11,773
04/2024	$11,187	$11,521
05/2024	$11,396	$11,707
06/2024	$11,228	$11,581
07/2024	$11,453	$11,844
08/2024	$11,795	$12,208
09/2024	$12,236	$12,622
10/2024	$11,574	$12,040
11/2024	$11,551	$11,972
12/2024	$11,301	$11,741
01/2025	$11,570	$11,982
02/2025	$11,645	$12,061
03/2025	$11,737	$12,247
04/2025	$12,160	$12,645
05/2025	$12,371	$12,823
06/2025	$12,817	$13,181
07/2025	$12,664	$13,082
08/2025	$12,998	$13,364
09/2025	$13,210	$13,550
10/2025	$13,276	$13,613

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	14.71%	2.30%	2.87%
JPMorgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

AssetsNet	$ 54,982,183
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 179,837
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$54,982,183 # of Portfolio Holdings106 Portfolio Turnover Rate135% Total Advisory Fees Paid - Net$179,837
Holdings [Text Block]

Country Composition (as a % of Net Assets)

Short-Term Investments	13.9%
Brazil	11.2%
India	9.4%
South Africa	9.0%
Malaysia	7.6%
Mexico	7.0%
Poland	5.8%
Thailand	5.5%
Turkey	4.8%
OtherFootnote Reference*	23.4%
Other Assets in Excess of Liabilities	2.4%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Government Bonds, 2.57%, due 05/20/54	4.2%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	3.8%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.6%
India Government Bonds, 7.18%, due 08/14/33	3.4%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	3.3%
Indonesia Treasury Bonds, 6.88%, due 07/15/54	3.1%
Thailand Government Bonds, 3.45%, due 06/17/43	2.8%
India Government Bonds, 7.10%, due 04/08/34	2.7%
Republic of Poland Government Bonds, 5.00%, due 10/25/34	2.4%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000094781
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
Class Name	Class N
Trading Symbol	TGWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Emerging Markets Local Currency Income Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Local Currency Income Fund (the “Fund”) returned 14.71% and 14.72% net of fees on its I Class and N Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JP Morgan GBI-EM Global Diversified Index (“GBI-EM GD”), returned 13.06% over the same period. Relative outperformance was primarily driven by off-index exposure in select frontier markets including Nigeria and Egypt, exhibiting high carry, FX stability, and strong investor interest. Overweight positioning in Brazil and South Africa and security selection in Turkey also contributed to relative performance for the period. Emerging Markets (EM) local currency debt returned 13.06% for the 1-year period ended October 31, 2025 as the US dollar weakened (DXY -4.0%) during the same period.

We are constructive on EM local currency and continue to focus on idiosyncratic opportunities. We anticipate EMFX currencies to appreciate vs. the US dollar over the next 12 months given the potential for a meaningful easing bias and slowing growth in the U.S. over the near to medium term. Additionally, the external environment should allow EM central banks, in markets with high real rates, to ease domestic interest rates to support growth.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	JPMorgan GBI-EM Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,731	$9,784
12/2015	$9,474	$9,566
01/2016	$9,449	$9,599
02/2016	$9,596	$9,738
03/2016	$10,441	$10,619
04/2016	$10,747	$10,893
05/2016	$10,196	$10,300
06/2016	$10,832	$10,907
07/2016	$10,918	$10,972
08/2016	$10,955	$10,977
09/2016	$11,200	$11,199
10/2016	$11,163	$11,104
11/2016	$10,367	$10,323
12/2016	$10,624	$10,517
01/2017	$10,881	$10,754
02/2017	$11,151	$10,947
03/2017	$11,398	$11,200
04/2017	$11,511	$11,331
05/2017	$11,680	$11,553
06/2017	$11,761	$11,606
07/2017	$12,028	$11,847
08/2017	$12,247	$12,059
09/2017	$12,222	$12,019
10/2017	$11,870	$11,680
11/2017	$12,103	$11,877
12/2017	$12,355	$12,117
01/2018	$12,930	$12,659
02/2018	$12,772	$12,527
03/2018	$12,865	$12,655
04/2018	$12,426	$12,281
05/2018	$11,811	$11,670
06/2018	$11,448	$11,336
07/2018	$11,663	$11,551
08/2018	$10,923	$10,848
09/2018	$11,206	$11,129
10/2018	$10,950	$10,911
11/2018	$11,246	$11,218
12/2018	$11,338	$11,364
01/2019	$11,952	$11,984
02/2019	$11,856	$11,853
03/2019	$11,638	$11,696
04/2019	$11,624	$11,675
05/2019	$11,651	$11,710
06/2019	$12,321	$12,355
07/2019	$12,430	$12,470
08/2019	$11,979	$12,140
09/2019	$12,143	$12,257
10/2019	$12,498	$12,612
11/2019	$12,266	$12,383
12/2019	$12,788	$12,895
01/2020	$12,586	$12,729
02/2020	$12,143	$12,295
03/2020	$10,620	$10,933
04/2020	$11,063	$11,362
05/2020	$11,700	$11,950
06/2020	$11,728	$12,007
07/2020	$12,088	$12,369
08/2020	$12,046	$12,329
09/2020	$11,756	$12,080
10/2020	$11,839	$12,131
11/2020	$12,517	$12,797
12/2020	$13,016	$13,242
01/2021	$12,826	$13,100
02/2021	$12,510	$12,749
03/2021	$12,122	$12,358
04/2021	$12,390	$12,637
05/2021	$12,687	$12,953
06/2021	$12,550	$12,795
07/2021	$12,468	$12,741
08/2021	$12,583	$12,839
09/2021	$12,133	$12,398
10/2021	$11,993	$12,234
11/2021	$11,624	$11,899
12/2021	$11,795	$12,084
01/2022	$11,781	$12,083
02/2022	$11,292	$11,479
03/2022	$11,073	$11,303
04/2022	$10,414	$10,622
05/2022	$10,595	$10,809
06/2022	$10,079	$10,328
07/2022	$10,055	$10,358
08/2022	$10,061	$10,344
09/2022	$9,554	$9,840
10/2022	$9,515	$9,753
11/2022	$10,123	$10,446
12/2022	$10,335	$10,672
01/2023	$10,800	$11,130
02/2023	$10,422	$10,778
03/2023	$10,859	$11,223
04/2023	$10,985	$11,319
05/2023	$10,769	$11,141
06/2023	$11,182	$11,504
07/2023	$11,521	$11,835
08/2023	$11,155	$11,517
09/2023	$10,699	$11,129
10/2023	$10,647	$11,070
11/2023	$11,277	$11,654
12/2023	$11,699	$12,027
01/2024	$11,523	$11,844
02/2024	$11,423	$11,776
03/2024	$11,413	$11,773
04/2024	$11,168	$11,521
05/2024	$11,361	$11,707
06/2024	$11,193	$11,581
07/2024	$11,417	$11,844
08/2024	$11,759	$12,208
09/2024	$12,198	$12,622
10/2024	$11,533	$12,040
11/2024	$11,509	$11,972
12/2024	$11,258	$11,741
01/2025	$11,526	$11,982
02/2025	$11,617	$12,061
03/2025	$11,691	$12,247
04/2025	$12,113	$12,645
05/2025	$12,340	$12,823
06/2025	$12,769	$13,181
07/2025	$12,615	$13,082
08/2025	$12,947	$13,364
09/2025	$13,164	$13,550
10/2025	$13,230	$13,613

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	14.72%	2.25%	2.84%
JPMorgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

AssetsNet	$ 54,982,183
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 179,837
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$54,982,183 # of Portfolio Holdings106 Portfolio Turnover Rate135% Total Advisory Fees Paid - Net$179,837
Holdings [Text Block]

Country Composition (as a % of Net Assets)

Short-Term Investments	13.9%
Brazil	11.2%
India	9.4%
South Africa	9.0%
Malaysia	7.6%
Mexico	7.0%
Poland	5.8%
Thailand	5.5%
Turkey	4.8%
OtherFootnote Reference*	23.4%
Other Assets in Excess of Liabilities	2.4%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Government Bonds, 2.57%, due 05/20/54	4.2%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	3.8%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.6%
India Government Bonds, 7.18%, due 08/14/33	3.4%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	3.3%
Indonesia Treasury Bonds, 6.88%, due 07/15/54	3.1%
Thailand Government Bonds, 3.45%, due 06/17/43	2.8%
India Government Bonds, 7.10%, due 04/08/34	2.7%
Republic of Poland Government Bonds, 5.00%, due 10/25/34	2.4%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000105877
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
Class Name	Class I
Trading Symbol	TGGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Bond Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance was driven by an overweight to securitized sectors and favorable issue selection within the space. The largest contributions came from private label commercial mortgage-backed securities (MBS), namely single asset single borrower deals, which helped the Fund maintain a yield advantage relative to the Bloomberg Global Aggregate Bond Index. Additionally, off-index allocations to collateralized loan obligations (CLOs) and non-agency MBS supported returns. Meanwhile, the portfolio maintained an underweight to developed market credit due to historically tight spreads and limited downside protection, which ultimately resulted in a headwind as spreads tightened throughout the period. Nevertheless, additions made during the post-Liberation Day volatility, followed by trimming into strength, helped offset this drag. Away from sector allocations, an emphasis on the front-end of developed sovereign curves (U.S., Europe, UK) contributed amid central bank easing and expectations of further cuts, driving short yields notably lower. Alongside this decrease in yields, the duration position was reduced in the latter half of the period, most notably in the U.S., while long duration positions in Europe and New Zealand were closed out given our view that rate cutting cycles in both countries are now largely priced in. Meanwhile, a sizable contribution came from being underweight Japan duration in late 2024 and early 2025 when yields in Japan rose in sympathy with backups in European rates. Finally, currency positioning was adjusted over the period, with the Fund neutralizing its underweight to the Chinese renminbi later in the period as valuation concerns eased, while the overweight in Japanese yen was reduced in April. Both positions added modestly over the one-year period. Overweight positions in the Euro and Norwegian krone further supported performance and were trimmed throughout the period, while the overweight to the Australian dollar has been growing and additive.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,869	$9,834
12/2015	$9,902	$9,887
01/2016	$9,984	$9,972
02/2016	$10,129	$10,194
03/2016	$10,328	$10,470
04/2016	$10,413	$10,609
05/2016	$10,322	$10,467
06/2016	$10,535	$10,773
07/2016	$10,610	$10,854
08/2016	$10,579	$10,801
09/2016	$10,631	$10,860
10/2016	$10,403	$10,559
11/2016	$10,069	$10,140
12/2016	$10,044	$10,093
01/2017	$10,108	$10,207
02/2017	$10,150	$10,255
03/2017	$10,158	$10,271
04/2017	$10,265	$10,386
05/2017	$10,410	$10,547
06/2017	$10,418	$10,538
07/2017	$10,541	$10,715
08/2017	$10,643	$10,821
09/2017	$10,562	$10,724
10/2017	$10,514	$10,683
11/2017	$10,605	$10,802
12/2017	$10,649	$10,839
01/2018	$10,735	$10,968
02/2018	$10,616	$10,871
03/2018	$10,725	$10,987
04/2018	$10,562	$10,811
05/2018	$10,486	$10,729
06/2018	$10,431	$10,681
07/2018	$10,421	$10,663
08/2018	$10,410	$10,675
09/2018	$10,366	$10,583
10/2018	$10,247	$10,464
11/2018	$10,280	$10,497
12/2018	$10,462	$10,709
01/2019	$10,669	$10,872
02/2019	$10,614	$10,810
03/2019	$10,751	$10,945
04/2019	$10,745	$10,913
05/2019	$10,882	$11,060
06/2019	$11,175	$11,306
07/2019	$11,109	$11,274
08/2019	$11,318	$11,503
09/2019	$11,219	$11,386
10/2019	$11,315	$11,462
11/2019	$11,227	$11,375
12/2019	$11,335	$11,442
01/2020	$11,483	$11,588
02/2020	$11,551	$11,666
03/2020	$11,142	$11,404
04/2020	$11,426	$11,628
05/2020	$11,585	$11,679
06/2020	$11,767	$11,783
07/2020	$12,199	$12,159
08/2020	$12,233	$12,140
09/2020	$12,176	$12,097
10/2020	$12,219	$12,108
11/2020	$12,537	$12,328
12/2020	$12,727	$12,494
01/2021	$12,630	$12,384
02/2021	$12,402	$12,171
03/2021	$12,161	$11,937
04/2021	$12,371	$12,087
05/2021	$12,473	$12,201
06/2021	$12,386	$12,093
07/2021	$12,513	$12,254
08/2021	$12,483	$12,203
09/2021	$12,275	$11,986
10/2021	$12,198	$11,957
11/2021	$12,097	$11,922
12/2021	$12,127	$11,906
01/2022	$11,891	$11,662
02/2022	$11,715	$11,523
03/2022	$11,381	$11,172
04/2022	$10,734	$10,560
05/2022	$10,738	$10,589
06/2022	$10,295	$10,249
07/2022	$10,566	$10,467
08/2022	$10,157	$10,054
09/2022	$9,541	$9,538
10/2022	$9,460	$9,472
11/2022	$10,013	$9,918
12/2022	$10,054	$9,971
01/2023	$10,463	$10,299
02/2023	$10,040	$9,956
03/2023	$10,402	$10,271
04/2023	$10,446	$10,316
05/2023	$10,211	$10,115
06/2023	$10,198	$10,114
07/2023	$10,298	$10,184
08/2023	$10,148	$10,045
09/2023	$9,815	$9,751
10/2023	$9,670	$9,635
11/2023	$10,258	$10,121
12/2023	$10,758	$10,541
01/2024	$10,619	$10,396
02/2024	$10,440	$10,265
03/2024	$10,504	$10,322
04/2024	$10,171	$10,061
05/2024	$10,325	$10,193
06/2024	$10,364	$10,208
07/2024	$10,712	$10,489
08/2024	$11,010	$10,738
09/2024	$11,243	$10,920
10/2024	$10,736	$10,554
11/2024	$10,814	$10,590
12/2024	$10,514	$10,363
01/2025	$10,619	$10,422
02/2025	$10,829	$10,571
03/2025	$10,895	$10,636
04/2025	$11,277	$10,949
05/2025	$11,224	$10,910
06/2025	$11,463	$11,117
07/2025	$11,277	$10,951
08/2025	$11,463	$11,110
09/2025	$11,543	$11,183
10/2025	$11,517	$11,154

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	7.27%	-1.18%	1.42%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%

AssetsNet	$ 20,268,120
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	266.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,268,120 # of Portfolio Holdings392 Portfolio Turnover Rate266% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	51.0%
Residential Mortgage-Backed Securities - Agency	19.2%
Corporate Bonds	12.4%
Short-Term Investments	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Asset-Backed Securities	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.6%
U.S. Treasury Securities	1.5%
Other Security TypesFootnote Reference*	1.6%
Liabilities in Excess of Other Assets	(6.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.4%
U.K. Gilts, 4.25%, due 12/07/27	3.8%
China Government Bonds, 3.13%, due 11/21/29	2.7%
China Government Bonds, 2.35%, due 02/25/34	2.5%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.3%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.50%, due 03/07/35	2.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, due 02/15/35	1.6%
Kingdom of Belgium Government Bonds, 0.10%, due 06/22/30	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000105878
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
Class Name	Class N
Trading Symbol	TGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Bond Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance was driven by an overweight to securitized sectors and favorable issue selection within the space. The largest contributions came from private label commercial mortgage-backed securities (MBS), namely single asset single borrower deals, which helped the Fund maintain a yield advantage relative to the Bloomberg Global Aggregate Bond Index. Additionally, off-index allocations to collateralized loan obligations (CLOs) and non-agency MBS supported returns. Meanwhile, the portfolio maintained an underweight to developed market credit due to historically tight spreads and limited downside protection, which ultimately resulted in a headwind as spreads tightened throughout the period. Nevertheless, additions made during the post-Liberation Day volatility, followed by trimming into strength, helped offset this drag. Away from sector allocations, an emphasis on the front-end of developed sovereign curves (U.S., Europe, UK) contributed amid central bank easing and expectations of further cuts, driving short yields notably lower. Alongside this decrease in yields, the duration position was reduced in the latter half of the period, most notably in the U.S., while long duration positions in Europe and New Zealand were closed out given our view that rate cutting cycles in both countries are now largely priced in. Meanwhile, a sizable contribution came from being underweight Japan duration in late 2024 and early 2025 when yields in Japan rose in sympathy with backups in European rates. Finally, currency positioning was adjusted over the period, with the Fund neutralizing its underweight to the Chinese renminbi later in the period as valuation concerns eased, while the overweight in Japanese yen was reduced in April. Both positions added modestly over the one-year period. Overweight positions in the Euro and Norwegian krone further supported performance and were trimmed throughout the period, while the overweight to the Australian dollar has been growing and additive.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg Global Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,869	$9,834
12/2015	$9,902	$9,887
01/2016	$9,984	$9,972
02/2016	$10,129	$10,194
03/2016	$10,328	$10,470
04/2016	$10,413	$10,609
05/2016	$10,322	$10,467
06/2016	$10,535	$10,773
07/2016	$10,610	$10,854
08/2016	$10,579	$10,801
09/2016	$10,631	$10,860
10/2016	$10,403	$10,559
11/2016	$10,069	$10,140
12/2016	$10,044	$10,093
01/2017	$10,108	$10,207
02/2017	$10,150	$10,255
03/2017	$10,158	$10,271
04/2017	$10,265	$10,386
05/2017	$10,410	$10,547
06/2017	$10,418	$10,538
07/2017	$10,541	$10,715
08/2017	$10,643	$10,821
09/2017	$10,562	$10,724
10/2017	$10,514	$10,683
11/2017	$10,605	$10,802
12/2017	$10,649	$10,839
01/2018	$10,735	$10,968
02/2018	$10,616	$10,871
03/2018	$10,725	$10,987
04/2018	$10,562	$10,811
05/2018	$10,486	$10,729
06/2018	$10,431	$10,681
07/2018	$10,421	$10,663
08/2018	$10,410	$10,675
09/2018	$10,366	$10,583
10/2018	$10,247	$10,464
11/2018	$10,280	$10,497
12/2018	$10,462	$10,709
01/2019	$10,669	$10,872
02/2019	$10,614	$10,810
03/2019	$10,750	$10,945
04/2019	$10,742	$10,913
05/2019	$10,877	$11,060
06/2019	$11,167	$11,306
07/2019	$11,101	$11,274
08/2019	$11,310	$11,503
09/2019	$11,211	$11,386
10/2019	$11,305	$11,462
11/2019	$11,225	$11,375
12/2019	$11,322	$11,442
01/2020	$11,470	$11,588
02/2020	$11,538	$11,666
03/2020	$11,129	$11,404
04/2020	$11,413	$11,628
05/2020	$11,572	$11,679
06/2020	$11,754	$11,783
07/2020	$12,184	$12,159
08/2020	$12,206	$12,140
09/2020	$12,148	$12,097
10/2020	$12,201	$12,108
11/2020	$12,506	$12,328
12/2020	$12,706	$12,494
01/2021	$12,596	$12,384
02/2021	$12,379	$12,171
03/2021	$12,138	$11,937
04/2021	$12,346	$12,087
05/2021	$12,447	$12,201
06/2021	$12,359	$12,093
07/2021	$12,484	$12,254
08/2021	$12,442	$12,203
09/2021	$12,233	$11,986
10/2021	$12,155	$11,957
11/2021	$12,065	$11,922
12/2021	$12,094	$11,906
01/2022	$11,858	$11,662
02/2022	$11,681	$11,523
03/2022	$11,348	$11,172
04/2022	$10,689	$10,560
05/2022	$10,705	$10,589
06/2022	$10,261	$10,249
07/2022	$10,531	$10,467
08/2022	$10,123	$10,054
09/2022	$9,508	$9,538
10/2022	$9,426	$9,472
11/2022	$9,965	$9,918
12/2022	$10,017	$9,971
01/2023	$10,411	$10,299
02/2023	$9,988	$9,956
03/2023	$10,361	$10,271
04/2023	$10,403	$10,316
05/2023	$10,168	$10,115
06/2023	$10,155	$10,114
07/2023	$10,254	$10,184
08/2023	$10,103	$10,045
09/2023	$9,758	$9,751
10/2023	$9,626	$9,635
11/2023	$10,210	$10,121
12/2023	$10,708	$10,541
01/2024	$10,568	$10,396
02/2024	$10,389	$10,265
03/2024	$10,439	$10,322
04/2024	$10,107	$10,061
05/2024	$10,272	$10,193
06/2024	$10,309	$10,208
07/2024	$10,655	$10,489
08/2024	$10,950	$10,738
09/2024	$11,169	$10,920
10/2024	$10,677	$10,554
11/2024	$10,753	$10,590
12/2024	$10,454	$10,363
01/2025	$10,557	$10,422
02/2025	$10,752	$10,571
03/2025	$10,829	$10,636
04/2025	$11,209	$10,949
05/2025	$11,155	$10,910
06/2025	$11,391	$11,117
07/2025	$11,192	$10,951
08/2025	$11,377	$11,110
09/2025	$11,469	$11,183
10/2025	$11,441	$11,154

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	7.16%	-1.28%	1.36%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%

AssetsNet	$ 20,268,120
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	266.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$20,268,120 # of Portfolio Holdings392 Portfolio Turnover Rate266% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	51.0%
Residential Mortgage-Backed Securities - Agency	19.2%
Corporate Bonds	12.4%
Short-Term Investments	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Asset-Backed Securities	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.6%
U.S. Treasury Securities	1.5%
Other Security TypesFootnote Reference*	1.6%
Liabilities in Excess of Other Assets	(6.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.4%
U.K. Gilts, 4.25%, due 12/07/27	3.8%
China Government Bonds, 3.13%, due 11/21/29	2.7%
China Government Bonds, 2.35%, due 02/25/34	2.5%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.3%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.50%, due 03/07/35	2.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, due 02/15/35	1.6%
Kingdom of Belgium Government Bonds, 0.10%, due 06/22/30	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000148757
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
Class Name	Class I
Trading Symbol	TGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Real Estate Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Global Real Estate Fund (the “Fund”) generated gaines 0.36% on its Class I shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the S&P Global REIT Index, returned 3.29% during the same period. Our Fund benefited from positions in Diversified Real Estate, Hotel Resorts, and Real Estate Services. Our slight underweight in Data Center REITs and Multi-Family Residential REITs also helped. The Fund’s biggest detractors to performance included Industrial REITs and Telecom Towers. Positive stock contributors included Travel + Leisure Co. and Iron Mountain. Conversely, notable detractors to relative performance included American Tower Corporation and an overweight in Americold Realty Trust. Following years of underperformance relative to the broader markets, the headwinds facing the Real Estate industry have slowed. Within the past year REITs have benefited from significant AI-related investments from Hyperscale companies into AI-related infrastructure such as Data Centers. Other parts of Real Estate, like Telecommunication Towers and Healthcare have robust fundamentals and strong structural growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs strong performance due to secular growth drivers, we remain largely constructive on Real Estate.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	MSCI ACWI	S&P Global REIT Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,815	$9,922	$9,849
12/2015	$9,883	$9,747	$9,949
01/2016	$9,301	$9,162	$9,633
02/2016	$9,301	$9,104	$9,730
03/2016	$10,130	$9,785	$10,667
04/2016	$10,067	$9,935	$10,632
05/2016	$10,224	$9,956	$10,665
06/2016	$10,609	$9,901	$11,175
07/2016	$11,031	$10,330	$11,689
08/2016	$10,714	$10,370	$11,313
09/2016	$10,638	$10,438	$11,177
10/2016	$10,031	$10,264	$10,500
11/2016	$9,935	$10,347	$10,216
12/2016	$10,105	$10,574	$10,636
01/2017	$10,213	$10,866	$10,648
02/2017	$10,579	$11,175	$10,989
03/2017	$10,466	$11,319	$10,818
04/2017	$10,531	$11,501	$10,891
05/2017	$10,672	$11,765	$10,913
06/2017	$10,797	$11,824	$11,032
07/2017	$10,971	$12,158	$11,238
08/2017	$11,048	$12,211	$11,220
09/2017	$10,952	$12,451	$11,188
10/2017	$11,062	$12,713	$11,076
11/2017	$11,281	$12,965	$11,417
12/2017	$11,222	$13,178	$11,553
01/2018	$11,155	$13,924	$11,373
02/2018	$10,384	$13,345	$10,622
03/2018	$10,432	$13,067	$10,916
04/2018	$10,620	$13,199	$11,088
05/2018	$10,687	$13,227	$11,336
06/2018	$10,902	$13,161	$11,616
07/2018	$10,980	$13,562	$11,719
08/2018	$10,991	$13,675	$11,910
09/2018	$10,838	$13,740	$11,642
10/2018	$10,391	$12,713	$11,269
11/2018	$10,481	$12,905	$11,673
12/2018	$9,962	$12,001	$11,002
01/2019	$11,038	$12,953	$12,214
02/2019	$11,242	$13,305	$12,213
03/2019	$11,477	$13,481	$12,585
04/2019	$11,488	$13,943	$12,540
05/2019	$11,545	$13,127	$12,515
06/2019	$11,842	$13,993	$12,784
07/2019	$12,024	$14,039	$12,872
08/2019	$12,310	$13,712	$13,196
09/2019	$12,478	$14,007	$13,552
10/2019	$12,799	$14,394	$13,869
11/2019	$12,868	$14,752	$13,712
12/2019	$12,900	$15,277	$13,697
01/2020	$13,214	$15,112	$13,812
02/2020	$12,365	$13,898	$12,679
03/2020	$10,318	$12,030	$9,752
04/2020	$11,353	$13,325	$10,509
05/2020	$11,726	$13,912	$10,609
06/2020	$12,078	$14,363	$10,869
07/2020	$12,743	$15,128	$11,305
08/2020	$13,116	$16,060	$11,522
09/2020	$12,899	$15,548	$11,155
10/2020	$12,946	$15,174	$10,814
11/2020	$14,302	$17,050	$12,089
12/2020	$14,791	$17,847	$12,586
01/2021	$14,603	$17,771	$12,567
02/2021	$15,283	$18,187	$12,941
03/2021	$16,151	$18,683	$13,398
04/2021	$17,033	$19,508	$14,331
05/2021	$17,198	$19,822	$14,534
06/2021	$17,227	$20,089	$14,794
07/2021	$17,713	$20,234	$15,393
08/2021	$18,316	$20,746	$15,679
09/2021	$17,482	$19,898	$14,813
10/2021	$18,424	$20,919	$15,723
11/2021	$17,828	$20,422	$15,506
12/2021	$18,920	$21,245	$16,676
01/2022	$17,677	$20,206	$15,575
02/2022	$17,003	$19,690	$15,219
03/2022	$17,301	$20,128	$16,073
04/2022	$16,365	$18,524	$15,299
05/2022	$15,779	$18,559	$14,550
06/2022	$14,726	$17,002	$13,341
07/2022	$15,863	$18,196	$14,465
08/2022	$14,896	$17,533	$13,601
09/2022	$13,169	$15,862	$11,888
10/2022	$13,564	$16,823	$12,377
11/2022	$14,761	$18,136	$13,181
12/2022	$14,016	$17,429	$12,741
01/2023	$15,430	$18,683	$13,937
02/2023	$14,848	$18,154	$13,326
03/2023	$14,386	$18,726	$12,951
04/2023	$14,757	$19,004	$13,143
05/2023	$13,975	$18,814	$12,664
06/2023	$14,558	$19,915	$13,084
07/2023	$14,758	$20,650	$13,530
08/2023	$14,306	$20,081	$13,116
09/2023	$13,441	$19,258	$12,270
10/2023	$12,839	$18,683	$11,703
11/2023	$14,349	$20,416	$12,952
12/2023	$15,597	$21,404	$14,210
01/2024	$15,207	$21,534	$13,643
02/2024	$15,435	$22,466	$13,695
03/2024	$16,048	$23,184	$14,080
04/2024	$15,116	$22,429	$13,209
05/2024	$15,886	$23,354	$13,732
06/2024	$15,953	$23,883	$13,914
07/2024	$17,105	$24,275	$14,764
08/2024	$17,620	$24,899	$15,674
09/2024	$18,013	$25,487	$16,188
10/2024	$17,129	$24,924	$15,466
11/2024	$17,537	$25,864	$15,908
12/2024	$15,898	$25,260	$14,766
01/2025	$16,350	$26,114	$15,017
02/2025	$16,665	$25,964	$15,394
03/2025	$16,199	$24,952	$15,011
04/2025	$16,295	$25,196	$14,986
05/2025	$16,557	$26,661	$15,392
06/2025	$16,901	$27,869	$15,470
07/2025	$16,846	$28,254	$15,369
08/2025	$17,510	$28,965	$16,024
09/2025	$17,302	$30,025	$16,165
10/2025	$17,191	$30,702	$15,974

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	0.36%	5.84%	5.57%
MSCI ACWI	7.86%	13.23%	9.20%
S&P Global REIT Index	3.29%	8.12%	4.79%

AssetsNet	$ 40,655,004
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 186,771
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$40,655,004 # of Portfolio Holdings36 Portfolio Turnover Rate60% Total Advisory Fees Paid - Net$186,771
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Specialized REITs	31.1%
Industrial REITs	18.3%
Real Estate Management & Development	10.6%
Diversified REITs	8.1%
Office REITs	6.9%
Residential REITs	6.6%
Retail REITs	3.6%
Health Care REITs	3.4%
OtherFootnote Reference*	11.4%
Liabilities in Excess of Other Assets	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix, Inc.	6.8%
American Tower Corp.	6.0%
SBA Communications Corp.	4.9%
Merlin Properties Socimi SA	4.3%
Dexus	4.3%
Jones Lang LaSalle, Inc.	3.8%
Prologis, Inc.	3.6%
Gaming & Leisure Properties, Inc.	3.4%
Welltower, Inc.	3.4%
Goodman Group	3.3%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000148758
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
Class Name	Class N
Trading Symbol	TGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Global Real Estate Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Global Real Estate Fund (the “Fund”) generated gaines 0.27% on its Class N shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the S&P Global REIT Index, returned 3.29% during the same period. Our Fund benefited from positions in Diversified Real Estate, Hotel Resorts, and Real Estate Services. Our slight underweight in Data Center REITs and Multi-Family Residential REITs also helped. The Fund’s biggest detractors to performance included Industrial REITs and Telecom Towers. Positive stock contributors included Travel + Leisure Co. and Iron Mountain. Conversely, notable detractors to relative performance included American Tower Corporation and an overweight in Americold Realty Trust. Following years of underperformance relative to the broader markets, the headwinds facing the Real Estate industry have slowed. Within the past year REITs have benefited from significant AI-related investments from Hyperscale companies into AI-related infrastructure such as Data Centers. Other parts of Real Estate, like Telecommunication Towers and Healthcare have robust fundamentals and strong structural growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs strong performance due to secular growth drivers, we remain largely constructive on Real Estate.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	MSCI ACWI	S&P Global REIT Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,825	$9,922	$9,849
12/2015	$9,893	$9,747	$9,949
01/2016	$9,310	$9,162	$9,633
02/2016	$9,310	$9,104	$9,730
03/2016	$10,140	$9,785	$10,667
04/2016	$10,077	$9,935	$10,632
05/2016	$10,234	$9,956	$10,665
06/2016	$10,620	$9,901	$11,175
07/2016	$11,043	$10,330	$11,689
08/2016	$10,726	$10,370	$11,313
09/2016	$10,649	$10,438	$11,177
10/2016	$10,041	$10,264	$10,500
11/2016	$9,945	$10,347	$10,216
12/2016	$10,115	$10,574	$10,636
01/2017	$10,223	$10,866	$10,648
02/2017	$10,601	$11,175	$10,989
03/2017	$10,477	$11,319	$10,818
04/2017	$10,542	$11,501	$10,891
05/2017	$10,683	$11,765	$10,913
06/2017	$10,808	$11,824	$11,032
07/2017	$10,983	$12,158	$11,238
08/2017	$11,059	$12,211	$11,220
09/2017	$10,964	$12,451	$11,188
10/2017	$11,073	$12,713	$11,076
11/2017	$11,293	$12,965	$11,417
12/2017	$11,233	$13,178	$11,553
01/2018	$11,167	$13,924	$11,373
02/2018	$10,395	$13,345	$10,622
03/2018	$10,443	$13,067	$10,916
04/2018	$10,631	$13,199	$11,088
05/2018	$10,687	$13,227	$11,336
06/2018	$10,909	$13,161	$11,616
07/2018	$10,987	$13,562	$11,719
08/2018	$10,987	$13,675	$11,910
09/2018	$10,841	$13,740	$11,642
10/2018	$10,393	$12,713	$11,269
11/2018	$10,483	$12,905	$11,673
12/2018	$9,960	$12,001	$11,002
01/2019	$11,035	$12,953	$12,214
02/2019	$11,239	$13,305	$12,213
03/2019	$11,460	$13,481	$12,585
04/2019	$11,483	$13,943	$12,540
05/2019	$11,539	$13,127	$12,515
06/2019	$11,832	$13,993	$12,784
07/2019	$12,014	$14,039	$12,872
08/2019	$12,287	$13,712	$13,196
09/2019	$12,462	$14,007	$13,552
10/2019	$12,783	$14,394	$13,869
11/2019	$12,840	$14,752	$13,712
12/2019	$12,868	$15,277	$13,697
01/2020	$13,181	$15,112	$13,812
02/2020	$12,333	$13,898	$12,679
03/2020	$10,289	$12,030	$9,752
04/2020	$11,335	$13,325	$10,509
05/2020	$11,695	$13,912	$10,609
06/2020	$12,054	$14,363	$10,869
07/2020	$12,705	$15,128	$11,305
08/2020	$13,077	$16,060	$11,522
09/2020	$12,868	$15,548	$11,155
10/2020	$12,903	$15,174	$10,814
11/2020	$14,256	$17,050	$12,089
12/2020	$14,738	$17,847	$12,586
01/2021	$14,551	$17,771	$12,567
02/2021	$15,217	$18,187	$12,941
03/2021	$16,091	$18,683	$13,398
04/2021	$16,970	$19,508	$14,331
05/2021	$17,123	$19,822	$14,534
06/2021	$17,148	$20,089	$14,794
07/2021	$17,631	$20,234	$15,393
08/2021	$18,233	$20,746	$15,679
09/2021	$17,396	$19,898	$14,813
10/2021	$18,335	$20,919	$15,723
11/2021	$17,741	$20,422	$15,506
12/2021	$18,822	$21,245	$16,676
01/2022	$17,584	$20,206	$15,575
02/2022	$16,913	$19,690	$15,219
03/2022	$17,205	$20,128	$16,073
04/2022	$16,286	$18,524	$15,299
05/2022	$15,703	$18,559	$14,550
06/2022	$14,649	$17,002	$13,341
07/2022	$15,782	$18,196	$14,465
08/2022	$14,806	$17,533	$13,601
09/2022	$13,096	$15,862	$11,888
10/2022	$13,489	$16,823	$12,377
11/2022	$14,681	$18,136	$13,181
12/2022	$13,936	$17,429	$12,741
01/2023	$15,330	$18,683	$13,937
02/2023	$14,764	$18,154	$13,326
03/2023	$14,287	$18,726	$12,951
04/2023	$14,657	$19,004	$13,143
05/2023	$13,892	$18,814	$12,664
06/2023	$14,455	$19,915	$13,084
07/2023	$14,667	$20,650	$13,530
08/2023	$14,204	$20,081	$13,116
09/2023	$13,353	$19,258	$12,270
10/2023	$12,742	$18,683	$11,703
11/2023	$14,243	$20,416	$12,952
12/2023	$15,494	$21,404	$14,210
01/2024	$15,106	$21,534	$13,643
02/2024	$15,320	$22,466	$13,695
03/2024	$15,924	$23,184	$14,080
04/2024	$15,012	$22,429	$13,209
05/2024	$15,777	$23,354	$13,732
06/2024	$15,826	$23,883	$13,914
07/2024	$16,985	$24,275	$14,764
08/2024	$17,483	$24,899	$15,674
09/2024	$17,883	$25,487	$16,188
10/2024	$16,991	$24,924	$15,466
11/2024	$17,397	$25,864	$15,908
12/2024	$15,780	$25,260	$14,766
01/2025	$16,215	$26,114	$15,017
02/2025	$16,529	$25,964	$15,394
03/2025	$16,068	$24,952	$15,011
04/2025	$16,164	$25,196	$14,986
05/2025	$16,410	$26,661	$15,392
06/2025	$16,765	$27,869	$15,470
07/2025	$16,710	$28,254	$15,369
08/2025	$17,354	$28,965	$16,024
09/2025	$17,160	$30,025	$16,165
10/2025	$17,036	$30,702	$15,974

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	0.27%	5.72%	5.47%
MSCI ACWI	7.86%	13.23%	9.20%
S&P Global REIT Index	3.29%	8.12%	4.79%

AssetsNet	$ 40,655,004
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 186,771
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$40,655,004 # of Portfolio Holdings36 Portfolio Turnover Rate60% Total Advisory Fees Paid - Net$186,771
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Specialized REITs	31.1%
Industrial REITs	18.3%
Real Estate Management & Development	10.6%
Diversified REITs	8.1%
Office REITs	6.9%
Residential REITs	6.6%
Retail REITs	3.6%
Health Care REITs	3.4%
OtherFootnote Reference*	11.4%
Liabilities in Excess of Other Assets	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix, Inc.	6.8%
American Tower Corp.	6.0%
SBA Communications Corp.	4.9%
Merlin Properties Socimi SA	4.3%
Dexus	4.3%
Jones Lang LaSalle, Inc.	3.8%
Prologis, Inc.	3.6%
Gaming & Leisure Properties, Inc.	3.4%
Welltower, Inc.	3.4%
Goodman Group	3.3%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000263825
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
Class Name	Class I-3
Trading Symbol	TGDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Large Cap Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$15Footnote Reference+	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15	[7]
Expense Ratio, Percent	0.80%	[8]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Large Cap Fund (the “Fund”) gained 7.10% on its Class 3  shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 6.44% while the secondary comparative benchmark, Russell 1000® Value, rose 2.56% during this period. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Industrials and Information Technology sectors led by companies including GE Aerospace, Intel, and Seagate Technology. Intel has had strong performance through this period on the back of an investment by the U.S. government and an announced partnership with NVIDIA to bolster its ability to develop custom chips for data centers and personal computers. Other notable contributors included McKesson and Tapestry. The portfolio’s biggest detractors came from Financials, Consumer Staples and Utilities sectors, led by FiServ and Apollo Global management. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I-3	S&P 500 Index	Russell 1000® Value Index
08/26/2025	$10,000	$10,000	$10,000
08/31/2025	$10,080	$9,992	$10,037
09/30/2025	$10,500	$10,357	$10,187
10/31/2025	$10,710	$10,600	$10,232

Average Annual Return [Table Text Block]
Name	Since Inception 8/26/25
Class I-3	7.10%
S&P 500 Index	6.44%
Russell 1000® Value Index	2.56%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 494,781,056
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,359,016
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$494,781,056 # of Portfolio Holdings44 Portfolio Turnover Rate62% Total Advisory Fees Paid - Net$2,359,016
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.5%
Health Care	13.8%
Industrials	13.1%
Communication Services	7.0%
Consumer Discretionary	5.7%
Energy	5.1%
Utilities	4.7%
OtherFootnote Reference*	12.2%
Other Assets in Excess of Liabilities	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Intel Corp.	4.6%
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.9%
Alphabet, Inc., Class C	3.6%
Johnson Controls International PLC	3.6%
Bank of New York Mellon Corp.	3.5%
Salesforce, Inc.	3.5%
International Business Machines Corp.	3.5%
Xylem, Inc.	3.1%
Intercontinental Exchange, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017421
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
Class Name	Class I
Trading Symbol	TGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Large Cap Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Large Cap Fund (the “Fund”) gained 17.58% on its Class I  shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 21.45% while the secondary comparative benchmark, Russell 1000® Value, rose 11.15% during this period. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Industrials and Information Technology sectors led by companies including GE Aerospace, Intel, and Seagate Technology. Intel has had strong performance through this period on the back of an investment by the U.S. government and an announced partnership with NVIDIA to bolster its ability to develop custom chips for data centers and personal computers. Other notable contributors included McKesson and Tapestry. The portfolio’s biggest detractors came from Financials, Consumer Staples and Utilities sectors, led by FiServ and Apollo Global management. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,955	$10,030	$10,038
12/2015	$9,633	$9,872	$9,822
01/2016	$8,985	$9,382	$9,315
02/2016	$9,148	$9,369	$9,312
03/2016	$9,868	$10,005	$9,983
04/2016	$9,810	$10,043	$10,193
05/2016	$9,925	$10,224	$10,351
06/2016	$9,906	$10,250	$10,441
07/2016	$10,343	$10,628	$10,744
08/2016	$10,477	$10,643	$10,827
09/2016	$10,506	$10,645	$10,804
10/2016	$10,261	$10,451	$10,637
11/2016	$11,092	$10,838	$11,245
12/2016	$11,272	$11,052	$11,526
01/2017	$11,462	$11,262	$11,608
02/2017	$11,672	$11,709	$12,025
03/2017	$11,719	$11,723	$11,902
04/2017	$11,708	$11,843	$11,880
05/2017	$11,698	$12,010	$11,868
06/2017	$11,960	$12,085	$12,062
07/2017	$12,124	$12,333	$12,223
08/2017	$12,057	$12,371	$12,080
09/2017	$12,489	$12,626	$12,438
10/2017	$12,473	$12,921	$12,528
11/2017	$12,786	$13,317	$12,912
12/2017	$12,994	$13,465	$13,101
01/2018	$13,657	$14,236	$13,607
02/2018	$12,946	$13,711	$12,957
03/2018	$12,719	$13,363	$12,729
04/2018	$12,653	$13,414	$12,771
05/2018	$12,677	$13,737	$12,847
06/2018	$12,683	$13,822	$12,879
07/2018	$13,203	$14,336	$13,389
08/2018	$13,310	$14,803	$13,587
09/2018	$13,119	$14,887	$13,614
10/2018	$11,835	$13,870	$12,909
11/2018	$12,134	$14,153	$13,294
12/2018	$10,792	$12,875	$12,018
01/2019	$11,949	$13,906	$12,953
02/2019	$12,387	$14,353	$13,367
03/2019	$12,339	$14,632	$13,452
04/2019	$12,688	$15,224	$13,929
05/2019	$11,702	$14,257	$13,033
06/2019	$12,846	$15,262	$13,969
07/2019	$12,894	$15,481	$14,085
08/2019	$12,243	$15,236	$13,671
09/2019	$12,716	$15,521	$14,158
10/2019	$12,798	$15,857	$14,356
11/2019	$13,277	$16,433	$14,800
12/2019	$13,623	$16,928	$15,207
01/2020	$13,162	$16,922	$14,880
02/2020	$11,713	$15,529	$13,439
03/2020	$9,407	$13,611	$11,142
04/2020	$10,527	$15,356	$12,395
05/2020	$11,054	$16,087	$12,820
06/2020	$11,219	$16,407	$12,735
07/2020	$11,691	$17,332	$13,238
08/2020	$12,196	$18,578	$13,785
09/2020	$11,987	$17,872	$13,447
10/2020	$11,899	$17,397	$13,270
11/2020	$13,809	$19,301	$15,055
12/2020	$14,488	$20,043	$15,632
01/2021	$14,727	$19,841	$15,489
02/2021	$16,064	$20,388	$16,425
03/2021	$16,684	$21,281	$17,392
04/2021	$17,197	$22,416	$18,087
05/2021	$17,639	$22,573	$18,509
06/2021	$17,364	$23,100	$18,297
07/2021	$17,412	$23,649	$18,444
08/2021	$17,842	$24,368	$18,809
09/2021	$17,150	$23,234	$18,155
10/2021	$17,949	$24,862	$19,077
11/2021	$17,579	$24,690	$18,404
12/2021	$18,750	$25,797	$19,565
01/2022	$18,245	$24,462	$19,110
02/2022	$18,232	$23,729	$18,888
03/2022	$18,607	$24,610	$19,421
04/2022	$17,029	$22,464	$18,326
05/2022	$17,326	$22,505	$18,682
06/2022	$15,605	$20,648	$17,050
07/2022	$16,744	$22,552	$18,180
08/2022	$16,524	$21,632	$17,639
09/2022	$15,036	$19,640	$16,092
10/2022	$16,951	$21,230	$17,742
11/2022	$18,206	$22,416	$18,850
12/2022	$17,494	$21,125	$18,091
01/2023	$18,521	$22,452	$19,028
02/2023	$18,021	$21,904	$18,357
03/2023	$17,994	$22,708	$18,273
04/2023	$17,966	$23,063	$18,548
05/2023	$17,425	$23,163	$17,833
06/2023	$18,812	$24,693	$19,017
07/2023	$19,561	$25,487	$19,686
08/2023	$19,006	$25,081	$19,154
09/2023	$18,299	$23,885	$18,415
10/2023	$17,564	$23,383	$17,766
11/2023	$18,951	$25,518	$19,106
12/2023	$20,332	$26,678	$20,164
01/2024	$20,507	$27,126	$20,185
02/2024	$21,524	$28,574	$20,930
03/2024	$22,716	$29,494	$21,976
04/2024	$21,582	$28,289	$21,037
05/2024	$22,440	$29,692	$21,704
06/2024	$22,352	$30,757	$21,500
07/2024	$23,326	$31,132	$22,599
08/2024	$23,733	$31,887	$23,205
09/2024	$24,227	$32,568	$23,528
10/2024	$23,951	$32,272	$23,269
11/2024	$25,419	$34,167	$24,755
12/2024	$24,115	$33,352	$23,061
01/2025	$25,371	$34,281	$24,129
02/2025	$25,464	$33,834	$24,227
03/2025	$24,115	$31,928	$23,554
04/2025	$22,998	$31,711	$22,836
05/2025	$24,192	$33,707	$23,638
06/2025	$25,619	$35,421	$24,446
07/2025	$25,697	$36,216	$24,586
08/2025	$26,503	$36,950	$25,370
09/2025	$27,589	$38,299	$25,749
10/2025	$28,163	$39,196	$25,863

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	17.58%	18.80%	10.91%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Value Index	11.15%	14.28%	9.97%

AssetsNet	$ 494,781,056
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,359,016
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$494,781,056 # of Portfolio Holdings44 Portfolio Turnover Rate62% Total Advisory Fees Paid - Net$2,359,016
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.5%
Health Care	13.8%
Industrials	13.1%
Communication Services	7.0%
Consumer Discretionary	5.7%
Energy	5.1%
Utilities	4.7%
OtherFootnote Reference*	12.2%
Other Assets in Excess of Liabilities	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Intel Corp.	4.6%
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.9%
Alphabet, Inc., Class C	3.6%
Johnson Controls International PLC	3.6%
Bank of New York Mellon Corp.	3.5%
Salesforce, Inc.	3.5%
International Business Machines Corp.	3.5%
Xylem, Inc.	3.1%
Intercontinental Exchange, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017422
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
Class Name	Class N
Trading Symbol	TGDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Large Cap Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Large Cap Fund (the “Fund”) gained 17.39% on its Class N  shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 21.45% while the secondary comparative benchmark, Russell 1000® Value, rose 11.15% during this period. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Industrials and Information Technology sectors led by companies including GE Aerospace, Intel, and Seagate Technology. Intel has had strong performance through this period on the back of an investment by the U.S. government and an announced partnership with NVIDIA to bolster its ability to develop custom chips for data centers and personal computers. Other notable contributors included McKesson and Tapestry. The portfolio’s biggest detractors came from Financials, Consumer Staples and Utilities sectors, led by FiServ and Apollo Global management. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	S&P 500 Index	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,954	$10,030	$10,038
12/2015	$9,631	$9,872	$9,822
01/2016	$8,983	$9,382	$9,315
02/2016	$9,141	$9,369	$9,312
03/2016	$9,862	$10,005	$9,983
04/2016	$9,800	$10,043	$10,193
05/2016	$9,915	$10,224	$10,351
06/2016	$9,891	$10,250	$10,441
07/2016	$10,323	$10,628	$10,744
08/2016	$10,458	$10,643	$10,827
09/2016	$10,487	$10,645	$10,804
10/2016	$10,242	$10,451	$10,637
11/2016	$11,068	$10,838	$11,245
12/2016	$11,245	$11,052	$11,526
01/2017	$11,435	$11,262	$11,608
02/2017	$11,640	$11,709	$12,025
03/2017	$11,686	$11,723	$11,902
04/2017	$11,671	$11,843	$11,880
05/2017	$11,661	$12,010	$11,868
06/2017	$11,922	$12,085	$12,062
07/2017	$12,081	$12,333	$12,223
08/2017	$12,015	$12,371	$12,080
09/2017	$12,435	$12,626	$12,438
10/2017	$12,420	$12,921	$12,528
11/2017	$12,728	$13,317	$12,912
12/2017	$12,929	$13,465	$13,101
01/2018	$13,590	$14,236	$13,607
02/2018	$12,876	$13,711	$12,957
03/2018	$12,655	$13,363	$12,729
04/2018	$12,584	$13,414	$12,771
05/2018	$12,608	$13,737	$12,847
06/2018	$12,608	$13,822	$12,879
07/2018	$13,120	$14,336	$13,389
08/2018	$13,227	$14,803	$13,587
09/2018	$13,036	$14,887	$13,614
10/2018	$11,756	$13,870	$12,909
11/2018	$12,054	$14,153	$13,294
12/2018	$10,718	$12,875	$12,018
01/2019	$11,869	$13,906	$12,953
02/2019	$12,299	$14,353	$13,367
03/2019	$12,251	$14,632	$13,452
04/2019	$12,592	$15,224	$13,929
05/2019	$11,617	$14,257	$13,033
06/2019	$12,741	$15,262	$13,969
07/2019	$12,789	$15,481	$14,085
08/2019	$12,142	$15,236	$13,671
09/2019	$12,612	$15,521	$14,158
10/2019	$12,687	$15,857	$14,356
11/2019	$13,157	$16,433	$14,800
12/2019	$13,491	$16,928	$15,207
01/2020	$13,033	$16,922	$14,880
02/2020	$11,592	$15,529	$13,439
03/2020	$9,321	$13,611	$11,142
04/2020	$10,435	$15,356	$12,395
05/2020	$10,948	$16,087	$12,820
06/2020	$11,111	$16,407	$12,735
07/2020	$11,581	$17,332	$13,238
08/2020	$12,083	$18,578	$13,785
09/2020	$11,865	$17,872	$13,447
10/2020	$11,777	$17,397	$13,270
11/2020	$13,677	$19,301	$15,055
12/2020	$14,345	$20,043	$15,632
01/2021	$14,570	$19,841	$15,489
02/2021	$15,896	$20,388	$16,425
03/2021	$16,500	$21,281	$17,392
04/2021	$17,010	$22,416	$18,087
05/2021	$17,436	$22,573	$18,509
06/2021	$17,176	$23,100	$18,297
07/2021	$17,211	$23,649	$18,444
08/2021	$17,626	$24,368	$18,809
09/2021	$16,950	$23,234	$18,155
10/2021	$17,732	$24,862	$19,077
11/2021	$17,377	$24,690	$18,404
12/2021	$18,525	$25,797	$19,565
01/2022	$18,025	$24,462	$19,110
02/2022	$18,012	$23,729	$18,888
03/2022	$18,384	$24,610	$19,421
04/2022	$16,807	$22,464	$18,326
05/2022	$17,102	$22,505	$18,682
06/2022	$15,397	$20,648	$17,050
07/2022	$16,525	$22,552	$18,180
08/2022	$16,307	$21,632	$17,639
09/2022	$14,833	$19,640	$16,092
10/2022	$16,717	$21,230	$17,742
11/2022	$17,961	$22,416	$18,850
12/2022	$17,246	$21,125	$18,091
01/2023	$18,261	$22,452	$19,028
02/2023	$17,767	$21,904	$18,357
03/2023	$17,739	$22,708	$18,273
04/2023	$17,698	$23,063	$18,548
05/2023	$17,163	$23,163	$17,833
06/2023	$18,535	$24,693	$19,017
07/2023	$19,262	$25,487	$19,686
08/2023	$18,714	$25,081	$19,154
09/2023	$18,014	$23,885	$18,415
10/2023	$17,287	$23,383	$17,766
11/2023	$18,645	$25,518	$19,106
12/2023	$20,011	$26,678	$20,164
01/2024	$20,183	$27,126	$20,185
02/2024	$21,173	$28,574	$20,930
03/2024	$22,349	$29,494	$21,976
04/2024	$21,230	$28,289	$21,037
05/2024	$22,062	$29,692	$21,704
06/2024	$21,976	$30,757	$21,500
07/2024	$22,923	$31,132	$22,599
08/2024	$23,325	$31,887	$23,205
09/2024	$23,813	$32,568	$23,528
10/2024	$23,540	$32,272	$23,269
11/2024	$24,974	$34,167	$24,755
12/2024	$23,684	$33,352	$23,061
01/2025	$24,924	$34,281	$24,129
02/2025	$25,015	$33,834	$24,227
03/2025	$23,684	$31,928	$23,554
04/2025	$22,597	$31,711	$22,836
05/2025	$23,745	$33,707	$23,638
06/2025	$25,153	$35,421	$24,446
07/2025	$25,230	$36,216	$24,586
08/2025	$26,011	$36,950	$25,370
09/2025	$27,082	$38,299	$25,749
10/2025	$27,633	$39,196	$25,863

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	17.39%	18.60%	10.70%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Value Index	11.15%	14.28%	9.97%

AssetsNet	$ 494,781,056
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,359,016
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$494,781,056 # of Portfolio Holdings44 Portfolio Turnover Rate62% Total Advisory Fees Paid - Net$2,359,016
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.5%
Health Care	13.8%
Industrials	13.1%
Communication Services	7.0%
Consumer Discretionary	5.7%
Energy	5.1%
Utilities	4.7%
OtherFootnote Reference*	12.2%
Other Assets in Excess of Liabilities	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Intel Corp.	4.6%
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.9%
Alphabet, Inc., Class C	3.6%
Johnson Controls International PLC	3.6%
Bank of New York Mellon Corp.	3.5%
Salesforce, Inc.	3.5%
International Business Machines Corp.	3.5%
Xylem, Inc.	3.1%
Intercontinental Exchange, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017415
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
Class Name	Class I
Trading Symbol	TGVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Mid Cap Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 12.69% on its Class I shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark Russell Midcap® Value was up 7.86%. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Real Estate, and Information Technology sectors led by Seagate Technology, Popular and Tapestry. Seagate shares surged through the year as sentiment towards AI data centers turned increasingly positive, especially among hardware suppliers which are having a hard time meeting demand. Other notable contributors included eBay and Flex Ltd. The portfolio’s biggest detractors came from Industrials, Financials, and Consumer Staples sectors, led by Centene and Corpay. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell Midcap® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,969	$10,030	$10,029
12/2015	$9,396	$9,872	$9,719
01/2016	$8,564	$9,382	$9,182
02/2016	$8,776	$9,369	$9,246
03/2016	$9,675	$10,005	$10,099
04/2016	$9,665	$10,043	$10,316
05/2016	$9,784	$10,224	$10,485
06/2016	$9,686	$10,250	$10,581
07/2016	$10,291	$10,628	$11,029
08/2016	$10,472	$10,643	$11,006
09/2016	$10,663	$10,645	$11,052
10/2016	$10,353	$10,451	$10,784
11/2016	$11,708	$10,838	$11,459
12/2016	$11,825	$11,052	$11,662
01/2017	$12,137	$11,262	$11,858
02/2017	$12,257	$11,709	$12,190
03/2017	$12,246	$11,723	$12,101
04/2017	$12,267	$11,843	$12,123
05/2017	$12,153	$12,010	$12,086
06/2017	$12,527	$12,085	$12,266
07/2017	$12,709	$12,333	$12,429
08/2017	$12,585	$12,371	$12,196
09/2017	$13,339	$12,626	$12,529
10/2017	$13,500	$12,921	$12,630
11/2017	$13,978	$13,317	$13,057
12/2017	$14,155	$13,465	$13,218
01/2018	$14,869	$14,236	$13,522
02/2018	$14,042	$13,711	$12,856
03/2018	$14,054	$13,363	$12,887
04/2018	$14,093	$13,414	$12,951
05/2018	$14,453	$13,737	$13,092
06/2018	$14,335	$13,822	$13,198
07/2018	$14,650	$14,336	$13,556
08/2018	$14,695	$14,803	$13,741
09/2018	$14,296	$14,887	$13,632
10/2018	$12,625	$13,870	$12,650
11/2018	$12,788	$14,153	$12,954
12/2018	$11,016	$12,875	$11,594
01/2019	$12,476	$13,906	$12,787
02/2019	$13,032	$14,353	$13,194
03/2019	$12,766	$14,632	$13,260
04/2019	$13,249	$15,224	$13,697
05/2019	$12,061	$14,257	$12,818
06/2019	$13,125	$15,262	$13,683
07/2019	$13,305	$15,481	$13,797
08/2019	$12,290	$15,236	$13,311
09/2019	$12,940	$15,521	$13,851
10/2019	$13,026	$15,857	$13,925
11/2019	$13,657	$16,433	$14,297
12/2019	$14,250	$16,928	$14,731
01/2020	$13,686	$16,922	$14,445
02/2020	$12,152	$15,529	$13,014
03/2020	$8,934	$13,611	$10,060
04/2020	$10,131	$15,356	$11,404
05/2020	$10,708	$16,087	$11,933
06/2020	$10,879	$16,407	$12,067
07/2020	$11,474	$17,332	$12,637
08/2020	$11,880	$18,578	$13,137
09/2020	$11,772	$17,872	$12,840
10/2020	$11,975	$17,397	$12,959
11/2020	$13,907	$19,301	$14,779
12/2020	$14,772	$20,043	$15,463
01/2021	$15,276	$19,841	$15,427
02/2021	$16,853	$20,388	$16,622
03/2021	$17,651	$21,281	$17,481
04/2021	$18,449	$22,416	$18,326
05/2021	$19,202	$22,573	$18,688
06/2021	$18,660	$23,100	$18,470
07/2021	$18,558	$23,649	$18,585
08/2021	$18,902	$24,368	$18,983
09/2021	$18,028	$23,234	$18,284
10/2021	$18,909	$24,862	$19,257
11/2021	$18,379	$24,690	$18,672
12/2021	$19,491	$25,797	$19,844
01/2022	$18,570	$24,462	$18,997
02/2022	$18,872	$23,729	$18,909
03/2022	$18,937	$24,610	$19,483
04/2022	$17,455	$22,464	$18,325
05/2022	$17,844	$22,505	$18,677
06/2022	$15,852	$20,648	$16,624
07/2022	$17,117	$22,552	$18,055
08/2022	$16,664	$21,632	$17,502
09/2022	$15,168	$19,640	$15,805
10/2022	$16,952	$21,230	$17,298
11/2022	$17,966	$22,416	$18,391
12/2022	$17,198	$21,125	$17,457
01/2023	$18,555	$22,452	$18,867
02/2023	$18,164	$21,904	$18,262
03/2023	$17,515	$22,708	$17,687
04/2023	$17,441	$23,063	$17,689
05/2023	$16,792	$23,163	$16,904
06/2023	$18,511	$24,693	$18,370
07/2023	$19,286	$25,487	$19,170
08/2023	$18,673	$25,081	$18,491
09/2023	$17,869	$23,885	$17,551
10/2023	$17,146	$23,383	$16,681
11/2023	$18,511	$25,518	$18,254
12/2023	$19,947	$26,678	$19,676
01/2024	$19,826	$27,126	$19,324
02/2024	$20,709	$28,574	$20,247
03/2024	$22,008	$29,494	$21,295
04/2024	$21,026	$28,289	$20,180
05/2024	$22,046	$29,692	$20,905
06/2024	$21,464	$30,757	$20,570
07/2024	$22,808	$31,132	$21,813
08/2024	$22,989	$31,887	$22,224
09/2024	$23,276	$32,568	$22,643
10/2024	$22,937	$32,272	$22,359
11/2024	$25,066	$34,167	$24,004
12/2024	$23,408	$33,352	$22,248
01/2025	$24,838	$34,281	$23,030
02/2025	$23,921	$33,834	$22,610
03/2025	$22,648	$31,928	$21,778
04/2025	$21,920	$31,711	$21,238
05/2025	$23,259	$33,707	$22,165
06/2025	$24,317	$35,421	$22,943
07/2025	$24,764	$36,216	$23,354
08/2025	$25,731	$36,950	$24,055
09/2025	$25,888	$38,299	$24,360
10/2025	$25,846	$39,196	$24,116

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	12.69%	16.63%	9.96%
S&P 500 Index	21.45%	17.64%	14.63%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

AssetsNet	$ 101,352,478
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 546,236
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$101,352,478 # of Portfolio Holdings56 Portfolio Turnover Rate65% Total Advisory Fees Paid - Net$546,236
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials	17.2%
Financials	16.8%
Information Technology	9.7%
Real Estate	9.2%
Consumer Discretionary	8.9%
Utilities	8.7%
Health Care	8.0%
Energy	6.5%
OtherFootnote Reference*	15.1%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Jones Lang LaSalle, Inc.	4.0%
Popular, Inc.	3.7%
Dollar Tree, Inc.	3.7%
Arcosa, Inc.	3.5%
CH Robinson Worldwide, Inc.	3.4%
Flex Ltd.	3.4%
Equitable Holdings, Inc.	3.3%
Entergy Corp.	3.2%
NiSource, Inc.	3.0%
eBay, Inc.	2.6%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017417
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
Class Name	Class N
Trading Symbol	TGVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Relative Value Mid Cap Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 12.56% on its Class N shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark Russell Midcap® Value was up 7.86%. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Real Estate, and Information Technology sectors led by Seagate Technology, Popular and Tapestry. Seagate shares surged through the year as sentiment towards AI data centers turned increasingly positive, especially among hardware suppliers which are having a hard time meeting demand. Other notable contributors included eBay and Flex Ltd. The portfolio’s biggest detractors came from Industrials, Financials, and Consumer Staples sectors, led by Centene and Corpay. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	S&P 500 Index	Russell Midcap® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,963	$10,030	$10,029
12/2015	$9,387	$9,872	$9,719
01/2016	$8,556	$9,382	$9,182
02/2016	$8,767	$9,369	$9,246
03/2016	$9,663	$10,005	$10,099
04/2016	$9,652	$10,043	$10,316
05/2016	$9,774	$10,224	$10,485
06/2016	$9,673	$10,250	$10,581
07/2016	$10,272	$10,628	$11,029
08/2016	$10,452	$10,643	$11,006
09/2016	$10,638	$10,645	$11,052
10/2016	$10,330	$10,451	$10,784
11/2016	$11,681	$10,838	$11,459
12/2016	$11,796	$11,052	$11,662
01/2017	$12,104	$11,262	$11,858
02/2017	$12,221	$11,709	$12,190
03/2017	$12,205	$11,723	$12,101
04/2017	$12,227	$11,843	$12,123
05/2017	$12,110	$12,010	$12,086
06/2017	$12,482	$12,085	$12,266
07/2017	$12,663	$12,333	$12,429
08/2017	$12,540	$12,371	$12,196
09/2017	$13,285	$12,626	$12,529
10/2017	$13,445	$12,921	$12,630
11/2017	$13,923	$13,317	$13,057
12/2017	$14,098	$13,465	$13,218
01/2018	$14,812	$14,236	$13,522
02/2018	$13,978	$13,711	$12,856
03/2018	$13,995	$13,363	$12,887
04/2018	$14,029	$13,414	$12,951
05/2018	$14,386	$13,737	$13,092
06/2018	$14,271	$13,822	$13,198
07/2018	$14,582	$14,336	$13,556
08/2018	$14,622	$14,803	$13,741
09/2018	$14,225	$14,887	$13,632
10/2018	$12,556	$13,870	$12,650
11/2018	$12,723	$14,153	$12,954
12/2018	$10,959	$12,875	$11,594
01/2019	$12,409	$13,906	$12,787
02/2019	$12,960	$14,353	$13,194
03/2019	$12,700	$14,632	$13,260
04/2019	$13,175	$15,224	$13,697
05/2019	$11,991	$14,257	$12,818
06/2019	$13,055	$15,262	$13,683
07/2019	$13,232	$15,481	$13,797
08/2019	$12,219	$15,236	$13,311
09/2019	$12,865	$15,521	$13,851
10/2019	$12,947	$15,857	$13,925
11/2019	$13,574	$16,433	$14,297
12/2019	$14,157	$16,928	$14,731
01/2020	$13,600	$16,922	$14,445
02/2020	$12,070	$15,529	$13,014
03/2020	$8,874	$13,611	$10,060
04/2020	$10,067	$15,356	$11,404
05/2020	$10,637	$16,087	$11,933
06/2020	$10,806	$16,407	$12,067
07/2020	$11,396	$17,332	$12,637
08/2020	$11,798	$18,578	$13,137
09/2020	$11,688	$17,872	$12,840
10/2020	$11,889	$17,397	$12,959
11/2020	$13,807	$19,301	$14,779
12/2020	$14,667	$20,043	$15,463
01/2021	$15,163	$19,841	$15,427
02/2021	$16,729	$20,388	$16,622
03/2021	$17,519	$21,281	$17,481
04/2021	$18,308	$22,416	$18,326
05/2021	$19,058	$22,573	$18,688
06/2021	$18,517	$23,100	$18,470
07/2021	$18,413	$23,649	$18,585
08/2021	$18,752	$24,368	$18,983
09/2021	$17,884	$23,234	$18,284
10/2021	$18,758	$24,862	$19,257
11/2021	$18,230	$24,690	$18,672
12/2021	$19,334	$25,797	$19,844
01/2022	$18,413	$24,462	$18,997
02/2022	$18,715	$23,729	$18,909
03/2022	$18,774	$24,610	$19,483
04/2022	$17,307	$22,464	$18,325
05/2022	$17,690	$22,505	$18,677
06/2022	$15,715	$20,648	$16,624
07/2022	$16,968	$22,552	$18,055
08/2022	$16,511	$21,632	$17,502
09/2022	$15,029	$19,640	$15,805
10/2022	$16,798	$21,230	$17,298
11/2022	$17,801	$22,416	$18,391
12/2022	$17,035	$21,125	$17,457
01/2023	$18,381	$22,452	$18,867
02/2023	$17,995	$21,904	$18,262
03/2023	$17,345	$22,708	$17,687
04/2023	$17,270	$23,063	$17,689
05/2023	$16,627	$23,163	$16,904
06/2023	$18,335	$24,693	$18,370
07/2023	$19,099	$25,487	$19,170
08/2023	$18,486	$25,081	$18,491
09/2023	$17,693	$23,885	$17,551
10/2023	$16,975	$23,383	$16,681
11/2023	$18,328	$25,518	$18,254
12/2023	$19,744	$26,678	$19,676
01/2024	$19,620	$27,126	$19,324
02/2024	$20,501	$28,574	$20,247
03/2024	$21,777	$29,494	$21,295
04/2024	$20,803	$28,289	$20,180
05/2024	$21,808	$29,692	$20,905
06/2024	$21,236	$30,757	$20,570
07/2024	$22,558	$31,132	$21,813
08/2024	$22,743	$31,887	$22,224
09/2024	$23,029	$32,568	$22,643
10/2024	$22,689	$32,272	$22,359
11/2024	$24,792	$34,167	$24,004
12/2024	$23,146	$33,352	$22,248
01/2025	$24,564	$34,281	$23,030
02/2025	$23,655	$33,834	$22,610
03/2025	$22,399	$31,928	$21,778
04/2025	$21,669	$31,711	$21,238
05/2025	$22,993	$33,707	$22,165
06/2025	$24,037	$35,421	$22,943
07/2025	$24,479	$36,216	$23,354
08/2025	$25,429	$36,950	$24,055
09/2025	$25,582	$38,299	$24,360
10/2025	$25,540	$39,196	$24,116

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	12.56%	16.52%	9.83%
S&P 500 Index	21.45%	17.64%	14.63%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

AssetsNet	$ 101,352,478
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 546,236
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$101,352,478 # of Portfolio Holdings56 Portfolio Turnover Rate65% Total Advisory Fees Paid - Net$546,236
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials	17.2%
Financials	16.8%
Information Technology	9.7%
Real Estate	9.2%
Consumer Discretionary	8.9%
Utilities	8.7%
Health Care	8.0%
Energy	6.5%
OtherFootnote Reference*	15.1%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Jones Lang LaSalle, Inc.	4.0%
Popular, Inc.	3.7%
Dollar Tree, Inc.	3.7%
Arcosa, Inc.	3.5%
CH Robinson Worldwide, Inc.	3.4%
Flex Ltd.	3.4%
Equitable Holdings, Inc.	3.3%
Entergy Corp.	3.2%
NiSource, Inc.	3.0%
eBay, Inc.	2.6%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000263823
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Class I-3
Trading Symbol	TGLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$11Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11	[9]
Expense Ratio, Percent	0.59%	[10]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I-3	Bloomberg U.S. Aggregate Bond Index
08/26/2025	$10,000	$10,000
08/31/2025	$10,040	$10,011
09/30/2025	$10,154	$10,120
10/31/2025	$10,248	$10,183

Average Annual Return [Table Text Block]
Name	Since Inception 8/26/25
Class I-3	2.48%
Bloomberg U.S. Aggregate Bond Index	1.97%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 1,808,833,408
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 5,927,900
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,808,833,408 # of Portfolio Holdings485 Portfolio Turnover Rate307% Total Advisory Fees Paid - Net$5,927,900
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017410
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Class I
Trading Symbol	TGLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,980	$9,974
12/2015	$9,961	$9,941
01/2016	$10,108	$10,078
02/2016	$10,147	$10,150
03/2016	$10,166	$10,243
04/2016	$10,195	$10,282
05/2016	$10,205	$10,285
06/2016	$10,363	$10,470
07/2016	$10,424	$10,536
08/2016	$10,417	$10,524
09/2016	$10,440	$10,517
10/2016	$10,363	$10,437
11/2016	$10,113	$10,190
12/2016	$10,113	$10,205
01/2017	$10,125	$10,225
02/2017	$10,187	$10,293
03/2017	$10,198	$10,288
04/2017	$10,270	$10,367
05/2017	$10,354	$10,447
06/2017	$10,335	$10,437
07/2017	$10,367	$10,481
08/2017	$10,484	$10,575
09/2017	$10,435	$10,525
10/2017	$10,437	$10,531
11/2017	$10,422	$10,518
12/2017	$10,461	$10,566
01/2018	$10,315	$10,444
02/2018	$10,253	$10,345
03/2018	$10,331	$10,412
04/2018	$10,264	$10,334
05/2018	$10,360	$10,408
06/2018	$10,360	$10,395
07/2018	$10,328	$10,398
08/2018	$10,414	$10,465
09/2018	$10,328	$10,397
10/2018	$10,263	$10,315
11/2018	$10,339	$10,377
12/2018	$10,545	$10,567
01/2019	$10,621	$10,679
02/2019	$10,610	$10,673
03/2019	$10,808	$10,878
04/2019	$10,786	$10,881
05/2019	$11,018	$11,074
06/2019	$11,107	$11,213
07/2019	$11,116	$11,238
08/2019	$11,426	$11,529
09/2019	$11,362	$11,468
10/2019	$11,373	$11,502
11/2019	$11,354	$11,496
12/2019	$11,312	$11,488
01/2020	$11,554	$11,709
02/2020	$11,816	$11,920
03/2020	$11,767	$11,850
04/2020	$11,969	$12,061
05/2020	$12,022	$12,117
06/2020	$12,121	$12,193
07/2020	$12,248	$12,375
08/2020	$12,202	$12,275
09/2020	$12,248	$12,269
10/2020	$12,178	$12,214
11/2020	$12,245	$12,334
12/2020	$12,252	$12,351
01/2021	$12,202	$12,262
02/2021	$12,023	$12,085
03/2021	$11,866	$11,934
04/2021	$11,993	$12,028
05/2021	$12,014	$12,068
06/2021	$12,082	$12,153
07/2021	$12,222	$12,288
08/2021	$12,207	$12,265
09/2021	$12,120	$12,159
10/2021	$12,129	$12,155
11/2021	$12,174	$12,191
12/2021	$12,123	$12,160
01/2022	$11,928	$11,898
02/2022	$11,769	$11,765
03/2022	$11,344	$11,439
04/2022	$10,919	$11,005
05/2022	$10,892	$11,076
06/2022	$10,674	$10,902
07/2022	$10,953	$11,168
08/2022	$10,640	$10,853
09/2022	$10,045	$10,384
10/2022	$9,754	$10,249
11/2022	$10,138	$10,626
12/2022	$10,113	$10,578
01/2023	$10,540	$10,904
02/2023	$10,251	$10,622
03/2023	$10,473	$10,891
04/2023	$10,557	$10,957
05/2023	$10,431	$10,838
06/2023	$10,343	$10,800
07/2023	$10,317	$10,792
08/2023	$10,205	$10,723
09/2023	$9,849	$10,451
10/2023	$9,606	$10,286
11/2023	$10,117	$10,751
12/2023	$10,622	$11,163
01/2024	$10,583	$11,132
02/2024	$10,424	$10,975
03/2024	$10,544	$11,076
04/2024	$10,196	$10,797
05/2024	$10,425	$10,980
06/2024	$10,573	$11,084
07/2024	$10,875	$11,343
08/2024	$11,097	$11,505
09/2024	$11,251	$11,660
10/2024	$10,886	$11,370
11/2024	$11,031	$11,491
12/2024	$10,816	$11,303
01/2025	$10,886	$11,363
02/2025	$11,196	$11,613
03/2025	$11,211	$11,617
04/2025	$11,253	$11,663
05/2025	$11,167	$11,579
06/2025	$11,370	$11,757
07/2025	$11,308	$11,726
08/2025	$11,491	$11,866
09/2025	$11,628	$11,996
10/2025	$11,735	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	7.80%	-0.74%	1.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 1,808,833,408
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 5,927,900
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,808,833,408 # of Portfolio Holdings485 Portfolio Turnover Rate307% Total Advisory Fees Paid - Net$5,927,900
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000017411
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Class N
Trading Symbol	TGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,979	$9,974
12/2015	$9,959	$9,941
01/2016	$10,100	$10,078
02/2016	$10,146	$10,150
03/2016	$10,163	$10,243
04/2016	$10,181	$10,282
05/2016	$10,188	$10,285
06/2016	$10,350	$10,470
07/2016	$10,408	$10,536
08/2016	$10,399	$10,524
09/2016	$10,411	$10,517
10/2016	$10,335	$10,437
11/2016	$10,091	$10,190
12/2016	$10,079	$10,205
01/2017	$10,099	$10,225
02/2017	$10,148	$10,293
03/2017	$10,156	$10,288
04/2017	$10,234	$10,367
05/2017	$10,314	$10,447
06/2017	$10,294	$10,437
07/2017	$10,324	$10,481
08/2017	$10,435	$10,575
09/2017	$10,376	$10,525
10/2017	$10,377	$10,531
11/2017	$10,361	$10,518
12/2017	$10,389	$10,566
01/2018	$10,257	$10,444
02/2018	$10,186	$10,345
03/2018	$10,270	$10,412
04/2018	$10,195	$10,334
05/2018	$10,275	$10,408
06/2018	$10,284	$10,395
07/2018	$10,252	$10,398
08/2018	$10,333	$10,465
09/2018	$10,238	$10,397
10/2018	$10,174	$10,315
11/2018	$10,245	$10,377
12/2018	$10,443	$10,567
01/2019	$10,525	$10,679
02/2019	$10,502	$10,673
03/2019	$10,702	$10,878
04/2019	$10,680	$10,881
05/2019	$10,902	$11,074
06/2019	$10,996	$11,213
07/2019	$11,004	$11,238
08/2019	$11,302	$11,529
09/2019	$11,228	$11,468
10/2019	$11,238	$11,502
11/2019	$11,218	$11,496
12/2019	$11,176	$11,488
01/2020	$11,407	$11,709
02/2020	$11,668	$11,920
03/2020	$11,619	$11,850
04/2020	$11,821	$12,061
05/2020	$11,870	$12,117
06/2020	$11,963	$12,193
07/2020	$12,093	$12,375
08/2020	$12,035	$12,275
09/2020	$12,077	$12,269
10/2020	$12,008	$12,214
11/2020	$12,070	$12,334
12/2020	$12,075	$12,351
01/2021	$12,025	$12,262
02/2021	$11,851	$12,085
03/2021	$11,689	$11,934
04/2021	$11,809	$12,028
05/2021	$11,827	$12,068
06/2021	$11,890	$12,153
07/2021	$12,033	$12,288
08/2021	$12,017	$12,265
09/2021	$11,932	$12,159
10/2021	$11,939	$12,155
11/2021	$11,980	$12,191
12/2021	$11,930	$12,160
01/2022	$11,730	$11,898
02/2022	$11,577	$11,765
03/2022	$11,158	$11,439
04/2022	$10,728	$11,005
05/2022	$10,700	$11,076
06/2022	$10,491	$10,902
07/2022	$10,767	$11,168
08/2022	$10,456	$10,853
09/2022	$9,865	$10,384
10/2022	$9,587	$10,249
11/2022	$9,951	$10,626
12/2022	$9,928	$10,578
01/2023	$10,346	$10,904
02/2023	$10,058	$10,622
03/2023	$10,269	$10,891
04/2023	$10,361	$10,957
05/2023	$10,229	$10,838
06/2023	$10,132	$10,800
07/2023	$10,120	$10,792
08/2023	$10,002	$10,723
09/2023	$9,650	$10,451
10/2023	$9,420	$10,286
11/2023	$9,917	$10,751
12/2023	$10,410	$11,163
01/2024	$10,372	$11,132
02/2024	$10,209	$10,975
03/2024	$10,335	$11,076
04/2024	$9,979	$10,797
05/2024	$10,196	$10,980
06/2024	$10,336	$11,084
07/2024	$10,635	$11,343
08/2024	$10,858	$11,505
09/2024	$11,005	$11,660
10/2024	$10,645	$11,370
11/2024	$10,783	$11,491
12/2024	$10,579	$11,303
01/2025	$10,645	$11,363
02/2025	$10,940	$11,613
03/2025	$10,954	$11,617
04/2025	$10,994	$11,663
05/2025	$10,899	$11,579
06/2025	$11,105	$11,757
07/2025	$11,047	$11,726
08/2025	$11,220	$11,866
09/2025	$11,349	$11,996
10/2025	$11,451	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	7.57%	-0.95%	1.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 1,808,833,408
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 5,927,900
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,808,833,408 # of Portfolio Holdings485 Portfolio Turnover Rate307% Total Advisory Fees Paid - Net$5,927,900
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000218394
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
Class Name	Plan Class
Trading Symbol	TGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Securitized Bond Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Plan Class	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,961	$9,941
04/2020	$10,122	$10,118
05/2020	$10,177	$10,165
06/2020	$10,252	$10,229
07/2020	$10,379	$10,382
08/2020	$10,331	$10,298
09/2020	$10,370	$10,292
10/2020	$10,322	$10,246
11/2020	$10,389	$10,347
12/2020	$10,395	$10,361
01/2021	$10,353	$10,287
02/2021	$10,212	$10,138
03/2021	$10,070	$10,012
04/2021	$10,178	$10,091
05/2021	$10,196	$10,124
06/2021	$10,254	$10,195
07/2021	$10,373	$10,309
08/2021	$10,371	$10,289
09/2021	$10,288	$10,200
10/2021	$10,296	$10,197
11/2021	$10,335	$10,228
12/2021	$10,302	$10,201
01/2022	$10,128	$9,982
02/2022	$9,994	$9,870
03/2022	$9,635	$9,596
04/2022	$9,277	$9,232
05/2022	$9,244	$9,291
06/2022	$9,060	$9,146
07/2022	$9,307	$9,369
08/2022	$9,032	$9,104
09/2022	$8,530	$8,711
10/2022	$8,295	$8,598
11/2022	$8,620	$8,914
12/2022	$8,589	$8,874
01/2023	$8,951	$9,147
02/2023	$8,707	$8,911
03/2023	$8,895	$9,137
04/2023	$8,967	$9,192
05/2023	$8,861	$9,092
06/2023	$8,787	$9,060
07/2023	$8,755	$9,054
08/2023	$8,661	$8,996
09/2023	$8,360	$8,767
10/2023	$8,156	$8,629
11/2023	$8,588	$9,020
12/2023	$9,027	$9,365
01/2024	$8,989	$9,339
02/2024	$8,850	$9,207
03/2024	$8,962	$9,292
04/2024	$8,658	$9,057
05/2024	$8,852	$9,211
06/2024	$8,978	$9,298
07/2024	$9,233	$9,515
08/2024	$9,421	$9,652
09/2024	$9,564	$9,781
10/2024	$9,244	$9,539
11/2024	$9,368	$9,640
12/2024	$9,186	$9,482
01/2025	$9,246	$9,532
02/2025	$9,510	$9,742
03/2025	$9,522	$9,746
04/2025	$9,559	$9,784
05/2025	$9,487	$9,714
06/2025	$9,659	$9,863
07/2025	$9,607	$9,837
08/2025	$9,763	$9,955
09/2025	$9,879	$10,063
10/2025	$9,971	$10,126

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 2/28/20
Plan Class	7.86%	-0.69%	-0.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.35%

Performance Inception Date	Feb. 28, 2020
AssetsNet	$ 1,808,833,408
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 5,927,900
InvestmentCompanyPortfolioTurnover	307.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$1,808,833,408 # of Portfolio Holdings485 Portfolio Turnover Rate307% Total Advisory Fees Paid - Net$5,927,900
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000263827
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
Class Name	Class I-3
Trading Symbol	TWOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW White Oak Emerging Markets Equity Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$22Footnote Reference+	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22	[11]
Expense Ratio, Percent	1.14%	[12]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW White Oak Emerging Markets Equity Fund (the “Fund”) returned 9.30% net of fees on its Class 3  shares, outperforming the 9.15% return of the MSCI EM Net Total Return Index (“MSCI EM”). Share class performance varied due to differing expenses. The Fund’s outperformance was driven by effective stock selection across regions, market-cap segments, and sectors. Taiwan was a key contributor, supported by strong global demand for advanced semiconductors amid accelerating AI-related growth. Brazil also added meaningfully, with robust stock selection alongside falling inflation and rising expectations of rate cuts. From a market perspective, India was amongst the main detractors due to underperformance of SMID-caps. Looking ahead, among major EMs while China’s macro backdrop remains challenging due to the ongoing property downturn, yet listed company fundamentals are relatively intact, with earnings momentum likely to hold steady. Continued strength in technology should support broader Asian markets, particularly Taiwan and Korea. India remains less dependent on U.S. export cycles, and with stable policy support and resilient fundamentals, the earnings cycle is showing early signs of recovery, supported by steady revisions and a bottoming in downgrades. Overall, emerging markets offer a compelling opportunity. EMs remain inefficient and under-researched compared with developed markets, creating strong potential for alpha generation. Additionally, many EM economies are increasingly central to the global AI supply chain—from Asia’s chip fabrication and testing ecosystems to Latin America’s production of critical minerals—positioning them to benefit from the next wave of technology-driven growth. A resolution of tariff uncertainty would restore export visibility and unlock investment flows across major EMs. While foreign flows can be fickle, strong domestic inflows, as seen in Korea, India, and China, provide a significant buffer.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I-3	MSCI Emerging Markets Index (Net)
08/26/2025	$10,000	$10,000
08/31/2025	$9,930	$9,878
09/30/2025	$10,650	$10,584
10/31/2025	$10,930	$11,026

Average Annual Return [Table Text Block]
Name	Since Inception 8/26/25
Class I-3	9.30%
MSCI Emerging Markets Index (Net)	9.15%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 12,252,567
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$12,252,567 # of Portfolio Holdings171 Portfolio Turnover Rate60% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.5%
Financials	19.7%
Consumer Discretionary	19.2%
Industrials	10.5%
Communication Services	9.2%
Health Care	5.2%
Materials	4.7%
Consumer Staples	2.7%
OtherFootnote Reference*	1.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Alibaba Group Holding Ltd.	4.1%
SK Hynix, Inc.	2.4%
Naspers Ltd.	1.5%
ICICI Bank Ltd.	1.3%
Delta Electronics, Inc.	1.3%
HDFC Bank Ltd.	1.3%
Bharti Airtel Ltd.	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000257108
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	TWOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW White Oak Emerging Markets Equity Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$75Footnote Reference+	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 75	[13]
Expense Ratio, Percent	0.98%	[14]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW White Oak Emerging Markets Equity Fund (the “Fund”) returned 30.50% net of fees on its Class I  shares, outperforming the 29.90% return of the MSCI EM Net Total Return Index (“MSCI EM”). Share class performance varied due to differing expenses. The Fund’s outperformance was driven by effective stock selection across regions, market-cap segments, and sectors. Taiwan was a key contributor, supported by strong global demand for advanced semiconductors amid accelerating AI-related growth. Brazil also added meaningfully, with robust stock selection alongside falling inflation and rising expectations of rate cuts. From a market perspective, India was amongst the main detractors due to underperformance of SMID-caps. Looking ahead, among major EMs while China’s macro backdrop remains challenging due to the ongoing property downturn, yet listed company fundamentals are relatively intact, with earnings momentum likely to hold steady. Continued strength in technology should support broader Asian markets, particularly Taiwan and Korea. India remains less dependent on U.S. export cycles, and with stable policy support and resilient fundamentals, the earnings cycle is showing early signs of recovery, supported by steady revisions and a bottoming in downgrades. Overall, emerging markets offer a compelling opportunity. EMs remain inefficient and under-researched compared with developed markets, creating strong potential for alpha generation. Additionally, many EM economies are increasingly central to the global AI supply chain—from Asia’s chip fabrication and testing ecosystems to Latin America’s production of critical minerals—positioning them to benefit from the next wave of technology-driven growth. A resolution of tariff uncertainty would restore export visibility and unlock investment flows across major EMs. While foreign flows can be fickle, strong domestic inflows, as seen in Korea, India, and China, provide a significant buffer.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index (Net)
03/03/2025	$10,000	$10,000
03/31/2025	$10,040	$10,063
04/30/2025	$10,160	$10,196
05/31/2025	$10,820	$10,631
06/30/2025	$11,360	$11,270
07/31/2025	$11,480	$11,489
08/31/2025	$11,850	$11,637
09/30/2025	$12,710	$12,469
10/31/2025	$13,050	$12,990

Average Annual Return [Table Text Block]
Name	Since Inception 3/3/25
Class I	30.50%
MSCI Emerging Markets Index (Net)	29.90%

Performance Inception Date	Mar. 03, 2025
AssetsNet	$ 12,252,567
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$12,252,567 # of Portfolio Holdings171 Portfolio Turnover Rate60% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.5%
Financials	19.7%
Consumer Discretionary	19.2%
Industrials	10.5%
Communication Services	9.2%
Health Care	5.2%
Materials	4.7%
Consumer Staples	2.7%
OtherFootnote Reference*	1.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Alibaba Group Holding Ltd.	4.1%
SK Hynix, Inc.	2.4%
Naspers Ltd.	1.5%
ICICI Bank Ltd.	1.3%
Delta Electronics, Inc.	1.3%
HDFC Bank Ltd.	1.3%
Bharti Airtel Ltd.	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025
C000257109
Shareholder Report [Line Items]
Fund Name	TCW White Oak Emerging Markets Equity Fund
Class Name	Class N
Trading Symbol	TWEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW White Oak Emerging Markets Equity Fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$94Footnote Reference+	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 94	[15]
Expense Ratio, Percent	1.23%	[16]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW White Oak Emerging Markets Equity Fund (the “Fund”) returned 30.30% net of fees on its Class N  shares, outperforming the 29.90% return of the MSCI EM Net Total Return Index (“MSCI EM”). Share class performance varied due to differing expenses. The Fund’s outperformance was driven by effective stock selection across regions, market-cap segments, and sectors. Taiwan was a key contributor, supported by strong global demand for advanced semiconductors amid accelerating AI-related growth. Brazil also added meaningfully, with robust stock selection alongside falling inflation and rising expectations of rate cuts. From a market perspective, India was amongst the main detractors due to underperformance of SMID-caps. Looking ahead, among major EMs while China’s macro backdrop remains challenging due to the ongoing property downturn, yet listed company fundamentals are relatively intact, with earnings momentum likely to hold steady. Continued strength in technology should support broader Asian markets, particularly Taiwan and Korea. India remains less dependent on U.S. export cycles, and with stable policy support and resilient fundamentals, the earnings cycle is showing early signs of recovery, supported by steady revisions and a bottoming in downgrades. Overall, emerging markets offer a compelling opportunity. EMs remain inefficient and under-researched compared with developed markets, creating strong potential for alpha generation. Additionally, many EM economies are increasingly central to the global AI supply chain—from Asia’s chip fabrication and testing ecosystems to Latin America’s production of critical minerals—positioning them to benefit from the next wave of technology-driven growth. A resolution of tariff uncertainty would restore export visibility and unlock investment flows across major EMs. While foreign flows can be fickle, strong domestic inflows, as seen in Korea, India, and China, provide a significant buffer.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	MSCI Emerging Markets Index (Net)
03/03/2025	$10,000	$10,000
03/31/2025	$10,040	$10,063
04/30/2025	$10,160	$10,196
05/31/2025	$10,810	$10,631
06/30/2025	$11,350	$11,270
07/31/2025	$11,470	$11,489
08/31/2025	$11,840	$11,637
09/30/2025	$12,690	$12,469
10/31/2025	$13,030	$12,990

Average Annual Return [Table Text Block]
Name	Since Inception 3/3/25
Class N	30.30%
MSCI Emerging Markets Index (Net)	29.90%

Performance Inception Date	Mar. 03, 2025
AssetsNet	$ 12,252,567
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$12,252,567 # of Portfolio Holdings171 Portfolio Turnover Rate60% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.5%
Financials	19.7%
Consumer Discretionary	19.2%
Industrials	10.5%
Communication Services	9.2%
Health Care	5.2%
Materials	4.7%
Consumer Staples	2.7%
OtherFootnote Reference*	1.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Alibaba Group Holding Ltd.	4.1%
SK Hynix, Inc.	2.4%
Naspers Ltd.	1.5%
ICICI Bank Ltd.	1.3%
Delta Electronics, Inc.	1.3%
HDFC Bank Ltd.	1.3%
Bharti Airtel Ltd.	1.1%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2025

[1]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.
[3]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[4]	Annualized.
[5]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[6]	Annualized.
[7]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[8]	Annualized.
[9]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[10]	Annualized.
[11]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[12]	Annualized.
[13]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[14]	Annualized.
[15]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[16]	Annualized.